UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3651
                                   ---------------------------------------------

                           Touchstone Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:  3/31
                          ------------------------------------------------------

Date of reporting period: 9/30/08
                          ------------------------------------------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semiannual Report

--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2008
                                                                     (UNAUDITED)

Semi-Annual Report
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST

Touchstone Diversified Small Cap Growth Fund

Touchstone Growth Opportunities Fund

Touchstone Large Cap Core Equity Fund

Touchstone Large Cap Growth Fund

Touchstone Large Cap Value Fund

Touchstone Micro Cap Growth Fund

Touchstone Mid Cap Growth Fund

--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE (R)
       INVESTMENTS

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Table of Contents
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                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                            3-4
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         5-8
--------------------------------------------------------------------------------
Statements of Operations                                                    9-10
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        11-14
--------------------------------------------------------------------------------
Financial Highlights                                                       15-30
--------------------------------------------------------------------------------
Notes to Financial Statements                                              31-46
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
       Diversified Small Cap Growth Fund                                   47-48
--------------------------------------------------------------------------------
       Growth Opportunities Fund                                              49
--------------------------------------------------------------------------------
       Large Cap Core Equity Fund                                             50
--------------------------------------------------------------------------------
       Large Cap Growth Fund                                                  51
--------------------------------------------------------------------------------
       Large Cap Value Fund                                                   52
--------------------------------------------------------------------------------
       Micro Cap Growth Fund                                                  53
--------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                 54-55
--------------------------------------------------------------------------------
Other Items                                                                56-58
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)
September 30, 2008
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Health Care                                                                29.5
Information Technology                                                     19.7
Industrials                                                                16.1
Consumer Discretionary                                                     11.9
Energy                                                                      8.3
Financials                                                                  5.3
Consumer Staples                                                            3.0
Materials                                                                   2.3
Miscellaneous                                                               1.3
Telecommunication Services                                                  0.9
Utilities                                                                   0.5
Investment Funds                                                           27.0
Other Assets/Liabilities (Net)                                            (25.8)
                                                                        -------
TOTAL                                                                     100.0
                                                                        -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Information Technology                                                     20.3
Financials                                                                 15.3
Industrials                                                                14.5
Energy                                                                     12.4
Consumer Staples                                                           11.8
Health Care                                                                 9.3
Consumer Discretionary                                                      7.8
Utilities                                                                   2.9
Telecommunication Services                                                  2.3
Materials                                                                   1.3
Investment Funds                                                           11.8
Other Assets/Liabilities (Net)                                             (9.7)
                                                                        -------
TOTAL                                                                     100.0
                                                                        -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financials                                                                 28.2
Consumer Discretionary                                                     24.0
Information Technology                                                     17.6
Industrials                                                                 5.5
Telecommunication Services                                                  5.4
Miscellaneous                                                               4.3
Utilities                                                                   4.1
Energy                                                                      3.6
Health Care                                                                 3.4
Materials                                                                   1.5
Consumer Staples                                                            1.2
Investment Funds                                                           22.2
Other Assets/Liabilities (Net)                                            (21.0)
                                                                        -------
TOTAL                                                                     100.0
                                                                        -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Health Care                                                                28.6
Information Technology                                                     28.4
Consumer Staples                                                           11.7
Energy                                                                      8.4
Industrials                                                                 8.1
Consumer Discretionary                                                      6.3
Materials                                                                   5.0
Financials                                                                  3.1
Investment Fund                                                            25.0
Other Assets/Liabilities (Net)                                            (24.6)
                                                                        -------
TOTAL                                                                     100.0
                                                                        -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Consumer Staples                                                           19.2
Health Care                                                                18.2
Industrials                                                                16.3
Information Technology                                                     15.0
Consumer Discretionary                                                      9.5
Financials                                                                  8.0
Materials                                                                   5.7
Energy                                                                      1.5
Investment Funds                                                           25.0
Other Assets/Liabilities (Net)                                            (18.4)
                                                                        -------
TOTAL                                                                     100.0
                                                                        -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICRO CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Information Technology                                                     36.1
Health Care                                                                23.4
Industrials                                                                20.6
Financials                                                                  7.9
Energy                                                                      4.5
Consumer Discretionary                                                      4.3
Materials                                                                   2.6
Utilities                                                                   0.2
Investment Funds                                                           22.5
Other Assets/Liabilities (Net)                                            (22.1)
                                                                        -------
TOTAL                                                                     100.0
                                                                        -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Information Technology                                                     22.2
Health Care                                                                19.6
Industrials                                                                13.9
Financials                                                                 12.9
Consumer Discretionary                                                     11.3
Energy                                                                     10.7
Materials                                                                   4.6
Utilities                                                                   1.4
Consumer Staples                                                            0.9
Investment Funds                                                           27.4
Other Assets/Liabilities (Net)                                            (24.9)
                                                                        -------
TOTAL                                                                     100.0
                                                                        -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                DIVERSIFIED                           LARGE
                                                                 SMALL CAP          GROWTH           CAP CORE         LARGE CAP
                                                                   GROWTH        OPPORTUNITIES        EQUITY           GROWTH
                                                                   FUND              FUND              FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At cost                                                    $    41,986,046   $    45,293,672   $    78,175,662  $ 1,406,138,002
===================================================================================================================================
   Affiliated securities, at market value                     $       891,083   $            --   $       765,437  $    61,852,304
   Non-affiliated securities, at market value                      37,789,285        45,285,960        74,240,992    1,331,033,327
-----------------------------------------------------------------------------------------------------------------------------------
   At market value - including $7,355,295, $9,313,955,
      $7,612,685, and $200,601,064 of securities loaned for
      the Diversified Small Cap Growth Fund, Growth
      Opportunities Fund, Large Cap Core Equity Fund,
      and Large Cap Growth Fund, respectively.                $    38,680,368   $    45,285,960   $    75,006,429  $ 1,392,885,631
Dividends and interest receivable                                      10,906            10,701           113,581        1,244,863
Receivable for capital shares sold                                      7,427            30,943               646        2,019,404
Receivable for securities sold                                        433,284           391,041           814,312      132,238,437
Receivable for securities lending income                               24,368             2,480             3,013          173,316
Other assets                                                           29,870            18,742            10,959           51,673
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                       39,186,223        45,739,867        75,948,940    1,528,613,324
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Bank overdraft                                                             --            69,739                --               --
Payable upon return of securities loaned                            7,417,316         9,105,852         7,283,232      232,401,090
Payable for capital shares redeemed                                   107,748           112,025           196,798        5,220,090
Payable for securities purchased                                      839,592                --                --      112,831,105
Payable to Advisor                                                     25,673            33,040            37,778          701,989
Payable to other affiliates                                            25,527            21,707            17,074          359,037
Payable to Trustees                                                     4,771             2,948             3,663            2,688
Other accrued expenses and liabilities                                 15,352            41,895            35,734          498,809
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   8,435,979         9,387,206         7,574,279      352,014,808
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                    $    30,750,244   $    36,352,661   $    68,374,661  $ 1,176,598,516
===================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                               $    48,733,591   $    80,067,980   $    68,277,163  $ 1,248,012,296
Accumulated net investment income (loss)                              (26,904)         (234,874)          605,047          (34,836)
Accumulated net realized gains (losses) from security
   transactions                                                   (14,650,765)      (43,472,733)        2,661,684      (58,126,573)
Net unrealized depreciation on investments                         (3,305,678)           (7,712)       (3,169,233)     (13,252,371)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                    $    30,750,244   $    36,352,661   $    68,374,661  $ 1,176,598,516
===================================================================================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                     $    15,390,307   $    25,266,735   $    66,222,801  $   687,287,814
===================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                              1,652,724         1,311,829         6,835,057       32,747,654
===================================================================================================================================
Net asset value and redemption price per share                $          9.31   $         19.26   $          9.69  $         20.99
===================================================================================================================================
Maximum offering price per share                              $          9.88   $         20.44   $         10.28  $         22.27
===================================================================================================================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares                     $            --   $     1,744,315   $            --  $    25,102,236
===================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                     --            96,907                --        1,235,032
===================================================================================================================================
Net asset value, offering price and redemption price
   per share*                                                 $            --   $         18.00   $            --  $         20.33
===================================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                DIVERSIFIED                           LARGE
                                                                 SMALL CAP          GROWTH           CAP CORE         LARGE CAP
                                                                   GROWTH        OPPORTUNITIES        EQUITY           GROWTH
                                                                   FUND              FUND              FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                     $     3,294,161   $     9,341,611   $     2,151,860  $   222,616,232
===================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                356,494           513,565           224,433       10,929,865
===================================================================================================================================
Net asset value, offering price and redemption price per
   share*                                                     $          9.24   $         18.19   $          9.59  $         20.37
===================================================================================================================================

PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares                     $    12,065,776   $            --   $            --  $   241,592,234
===================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                              1,290,201                --                --       11,415,227
===================================================================================================================================
Net asset value, offering price and redemption price per
   share                                                      $          9.35   $            --   $            --  $         21.16
===================================================================================================================================

*     Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                                LARGE CAP         MICRO CAP         MID CAP
                                                                                  VALUE            GROWTH           GROWTH
                                                                                  FUND              FUND             FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At cost                                                                  $    30,313,343   $    26,921,670   $ 1,183,675,811
================================================================================================================================
   Affiliated securities, at market value                                   $       561,915   $       302,146   $    39,021,344
   Non-affiliated securities, at market value                                    17,233,518        32,389,374     1,113,917,251
--------------------------------------------------------------------------------------------------------------------------------
   At market value - including $2,404,215, $5,789,946, and $219,673,700 of securities loaned for the Large Cap Value Fund,
      Micro Cap Growth Fund, and Mid Cap Growth Fund, respectively.         $    17,795,433   $    32,691,520   $ 1,152,938,595
Dividends and interest receivable                                                     7,768             1,426         1,028,676
Receivable for capital shares sold                                                    5,975               680         1,275,841
Receivable for securities sold                                                      996,444           249,552        12,001,988
Receivable for securities lending income                                             15,439             3,622           104,689
Other assets                                                                         14,173            20,291            57,114
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                     18,835,232        32,967,091     1,167,406,903
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Bank overdrafts                                                                     100,979           249,552                --
Payable upon return of securities loaned                                          2,698,547         5,721,855       214,302,210
Payable for capital shares redeemed                                                 106,356           133,723         9,761,828
Payable for securities purchased                                                  1,171,044                --        18,568,191
Payable to Advisor                                                                   11,581            25,922           659,699
Payable to other affiliates                                                           9,219            23,673           453,615
Payable to Trustees                                                                   2,670             2,981             3,416
Other accrued expenses and liabilities                                               23,805            33,269           716,589
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 4,124,201         6,190,975       244,465,548
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                  $    14,711,031   $    26,776,116   $   922,941,355
================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                             $    50,646,681   $    23,046,235   $   952,366,500
Accumulated net investment income (loss)                                            157,181          (253,651)       (2,674,751)
Accumulated net realized gains (losses) from security transactions              (23,574,921)       (1,786,318)        3,986,822
Net unrealized appreciation (depreciation) on investments                       (12,517,910)        5,769,850       (30,737,216)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $    14,711,031   $    26,776,116   $   922,941,355
================================================================================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                                   $    10,299,188   $    16,502,997   $   605,598,793
================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                            3,039,213         1,673,412        31,690,577
================================================================================================================================
Net asset value and redemption price per share                              $          3.39   $          9.86   $         19.11
================================================================================================================================
Maximum offering price per share                                            $          3.60   $         10.46   $         20.28
================================================================================================================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares                                   $            --   $            --   $    51,856,238
================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                                   --                --         3,179,101
================================================================================================================================
Net asset value, offering price and redemption price per share*             $            --   $            --   $         16.31
================================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                    LARGE CAP         MICRO CAP         MID CAP
                                                                      VALUE            GROWTH           GROWTH
                                                                       FUND             FUND             FUND
------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                        $     4,411,843  $    10,037,024  $   265,486,324
==================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                 1,315,910        1,049,558       16,258,568
==================================================================================================================
Net asset value, offering price and redemption price per share*  $          3.35  $          9.56  $         16.33
==================================================================================================================

PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares                        $            --  $       236,095  $            --
==================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                        --           23,457               --
==================================================================================================================
Net asset value, offering price and redemption price per share   $            --  $         10.07  $            --
==================================================================================================================

*     Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                          DIVERSIFIED                          LARGE
                                                           SMALL CAP         GROWTH           CAP CORE          LARGE CAP
                                                            GROWTH        OPPORTUNITIES        EQUITY            GROWTH
                                                             FUND             FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                   $        14,109   $        16,460   $        17,429   $       555,787
Dividends from non-affiliated securities (A)                    61,045           108,379           843,149         6,680,185
Interest                                                            85                 3               103               492
Income from securities loaned                                  181,829            21,792            13,894           933,985
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        257,068           146,634           874,575         8,170,449
----------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                       214,588           213,475           267,473         4,073,444
Distribution expenses, Class A                                  28,530            36,505            99,585           985,132
Distribution expenses, Class B                                      --            10,446                --           153,214
Distribution expenses, Class C                                  20,018            57,008            13,158         1,289,386
Administration fees                                             40,874            42,695            82,299         1,161,063
Transfer Agent fees, Class A                                    39,629            36,234            23,396           357,961
Transfer Agent fees, Class B                                        --             4,152                --            23,090
Transfer Agent fees, Class C                                     9,036            14,033             4,695           121,097
Transfer Agent fees, Class Y                                     2,643                --                --             5,247
Postage and supplies                                             9,119            19,511            10,108            94,378
Registration fees, Class A                                      15,704             6,424             5,912            18,365
Registration fees, Class B                                          --             3,395                --             5,379
Registration fees, Class C                                       8,975             4,318             3,491             9,754
Registration fees, Class Y                                       8,582                --                --             6,253
Reports to shareholders                                          2,107             7,979             3,869            73,660
Professional fees                                                9,907            10,560            11,708            39,388
Custodian fees                                                      --             5,737             2,686            28,319
Trustees' fees and expenses                                      1,484             3,068             2,388             3,332
Compliance fees and expenses                                       329               501               677             2,221
Other expenses                                                     566             1,185             1,473            27,029
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                 412,091           477,226           532,918         8,477,712
Fees waived by the Administrator                               (40,874)          (42,695)          (49,083)         (272,427)
Fees waived and/or expenses reimbursed by the Advisor          (87,127)          (52,861)               --                --
Fees Reduced by Custodian                                           --                --                --            (7,589)
----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                   284,090           381,670           483,835         8,205,285
----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                   (27,022)         (235,036)          390,740           (34,836)
----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized losses from security transactions              (2,244,446)       (2,315,284)       (1,535,125)      (31,108,201)
Net change in unrealized appreciation/
   depreciation on investments                                 818,276        (2,301,665)       (3,640,890)     (161,755,021)
----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS           (1,426,170)       (4,616,949)       (5,176,015)     (192,863,222)
----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS             $    (1,453,192)  $    (4,851,985)  $    (4,785,275)  $  (192,898,058)
============================================================================================================================

(A) Net of foreign tax withholding of:                 $            --   $           660   $            --   $        96,885

 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations (Continued)
--------------------------------------------------------------------------------

                                                           LARGE CAP         MICRO CAP          MID CAP
                                                             VALUE            GROWTH             GROWTH
                                                             FUND              FUND               FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                    $        10,240   $         3,793   $       602,219
Dividends from non-affiliated securities (A)                    271,379            24,273         5,298,864
Interest                                                            156                --               315
Income from securities loaned                                    93,165            23,139           732,522
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                         374,940            51,205         6,633,920
-----------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                        104,259           204,698         4,278,732
Distribution expenses, Class A                                   24,726            25,094           865,917
Distribution expenses, Class B                                       --                --           314,691
Distribution expenses, Class C                                   40,107            61,712         1,570,059
Administration fees                                              27,802            32,752         1,069,688
Transfer Agent fees, Class A                                     11,873            28,356           436,607
Transfer Agent fees, Class B                                         --                --            53,801
Transfer Agent fees, Class C                                     12,047            18,908           233,493
Transfer Agent fees, Class Y                                         --               551                --
Postage and supplies                                             11,157            14,612           246,009
Reports to shareholders                                           4,517            10,772           101,098
Professional fees                                                10,156            10,495            47,630
Registration fees, Class A                                        8,333             4,783            15,548
Registration fees, Class B                                           --                --             5,288
Registration fees, Class C                                        6,791             3,431             8,915
Registration fees, Class Y                                           --             2,071                --
Custodian fees                                                    1,737             4,854            33,602
Trustees' fees and expenses                                       3,229             2,970             2,797
Compliance fees and expenses                                        504               501             2,463
Other expenses                                                      880             2,030            28,895
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                  268,118           428,590         9,315,233
Fees waived by the Administrator                                (27,802)          (32,752)           (6,562)
Fees waived and/or expenses reimbursed by the Advisor           (22,557)          (90,982)               --
-----------------------------------------------------------------------------------------------------------
NET EXPENSES                                                    217,759           304,856         9,308,671
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                    157,181          (253,651)       (2,674,751)
-----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions      (17,135,766)        2,449,517         4,353,376
Net change in unrealized appreciation/
   depreciation on investments                                2,931,285        (2,760,352)     (104,118,734)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS           (14,204,481)         (310,835)      (99,765,358)
-----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS              $   (14,047,300)  $      (564,486)  $  (102,440,109)
===========================================================================================================

(A)Net of foreign tax withholding of:                   $            41   $            --   $         7,697

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        DIVERSIFIED                        GROWTH
                                                                         SMALL CAP                      OPPORTUNITIES
                                                                        GROWTH FUND                         FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS                      SIX MONTHS
                                                                   ENDED            YEAR           ENDED            YEAR
                                                                  SEPT. 30,        ENDED          SEPT. 30,        ENDED
                                                                   2008           MARCH 31,        2008           MARCH 31,
                                                                (UNAUDITED)        2008(A)      (UNAUDITED)         2008
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss                                             $    (27,022)   $   (105,712)   $   (235,036)   $   (537,079)
Net realized gains (losses) from security transactions            (2,244,446)        601,739      (2,315,284)      6,787,746
Net change in unrealized appreciation/depreciation on
   investments                                                       818,276      (3,667,836)     (2,301,665)     (2,959,595)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS             (1,453,192)     (3,171,809)     (4,851,985)      3,291,072
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains, Class A                                          --        (752,111)             --              --
From net realized gains, Class C                                          --          (2,212)             --              --
From net realized gains, Class Y                                          --        (631,432)             --              --
-----------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                 --      (1,385,755)             --              --
-----------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                          1,278,643       3,167,457       6,125,552       8,890,874
Reinvested distributions                                                  --         744,007              --              --
Proceeds from shares issued in connection with acquisition(B)             --      16,787,855              --              --
Payments for shares redeemed                                      (8,070,730)     (1,092,663)     (3,690,339)    (20,930,319)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE
   TRANSACTIONS                                                   (6,792,087)     19,606,656       2,435,213     (12,039,445)
-----------------------------------------------------------------------------------------------------------------------------

CLASS B
Proceeds from shares sold                                                 --              --          44,984         144,930
Payments for shares redeemed                                              --              --         (64,219)       (568,213)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS B SHARE TRANSACTIONS                --              --         (19,235)       (423,283)
-----------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                             28,791          30,668         753,189       1,718,568
Reinvested distributions                                                  --           2,028              --              --
Proceeds from shares issued in connection with acquisition(B)             --       4,738,407              --              --
Payments for shares redeemed                                        (810,242)       (162,935)     (1,402,523)     (3,077,255)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C SHARE
   TRANSACTIONS                                                     (781,451)      4,608,168        (649,334)     (1,358,687)
-----------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                            309,081         153,398              --              --
Reinvested distributions                                                  --         625,498              --              --
Proceeds from shares issued in connection with acquisition(B)             --      10,000,673              --              --
Payments for shares redeemed                                      (2,223,656)       (719,725)             --              --
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Y SHARE
   TRANSACTIONS                                                   (1,914,575)     10,059,844              --              --
-----------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                          (10,941,305)     29,717,104      (3,085,341)    (10,530,343)

NET ASSETS
Beginning of period                                               41,691,549      11,974,445      39,438,002      49,968,345
-----------------------------------------------------------------------------------------------------------------------------
End of period                                                   $ 30,750,244    $ 41,691,549    $ 36,352,661    $ 39,438,002
=============================================================================================================================

ACCUMULATED NET INVESTMENT LOSS                                 $    (26,904)   $         --    $   (234,874)   $         --
=============================================================================================================================

(A) Class C represents the period from commencement of operations (August 1, 2007) through March 31, 2008.

(B)   See Footnote 9 in notes to financial statements.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                      LARGE CAP CORE                   LARGE CAP
                                                                       EQUITY FUND                    GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS                           SIX MONTHS
                                                                ENDED             YEAR               ENDED               YEAR
                                                              SEPT. 30,           ENDED             SEPT. 30,            ENDED
                                                                2008             MARCH 31,            2008              MARCH 31,
                                                             (UNAUDITED)           2008            (UNAUDITED)            2008
                                                            --------------    ---------------    ---------------    ---------------
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                $      390,740    $       866,217    $       (34,836)   $    (1,155,972)
Net realized gains (losses) from security transactions          (1,535,125)         6,463,979        (31,108,201)        78,418,915
Net change in unrealized appreciation/depreciation on
   investments                                                  (3,640,890)       (11,752,556)      (161,755,021)        11,288,276
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS           (4,785,275)        (4,422,360)      (192,898,058)        88,551,219
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                     --           (869,683)                --                 --
From net investment income, Class C                                     --             (6,974)                --                 --
From net realized gains, Class A                                        --         (3,072,157)                --                 --
From net realized gains, Class C                                        --           (115,209)                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS               --         (4,064,023)                --                 --
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                        7,402,488          3,683,254        200,952,419        248,046,527
Reinvested distributions                                                --          3,889,452                 --                 --
Payments for shares redeemed                                   (21,162,012)        (9,913,649)      (115,100,289)      (251,396,114)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE
   TRANSACTIONS                                                (13,759,524)        (2,340,943)        85,852,130         (3,349,587)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B
Proceeds from shares sold                                               --                 --          1,800,687          4,553,787
Payments for shares redeemed                                            --                 --         (2,344,414)        (3,971,491)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS B SHARE
   TRANSACTIONS                                                         --                 --           (543,727)           582,296
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                          113,133            360,222         45,572,087         77,098,573
Reinvested distributions                                                --            100,046                 --                 --
Payments for shares redeemed                                      (717,667)        (1,514,470)       (21,082,510)       (46,988,762)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C SHARE
   TRANSACTIONS                                                   (604,534)        (1,054,202)        24,489,577         30,109,811
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                               --                 --        252,062,314         18,878,626
Payments for shares redeemed                                            --                 --         (9,941,844)       (30,750,486)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Y SHARE
   TRANSACTIONS                                                         --                 --        242,120,470        (11,871,860)
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        (19,149,333)       (11,881,528)       159,020,392        104,021,879
NET ASSETS
Beginning of period                                             87,523,994         99,405,522      1,017,578,124        913,556,245
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                               $   68,374,661    $    87,523,994    $ 1,176,598,516    $ 1,017,578,124
===================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                    $      605,047    $       214,307    $       (34,836)   $            --
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                          LARGE CAP                      MICRO CAP
                                                                          VALUE FUND                     GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS                      SIX MONTHS
                                                                   ENDED            YEAR           ENDED            YEAR
                                                                  SEPT. 30,        ENDED          SEPT. 30,        ENDED
                                                                   2008           MARCH 31,        2008           MARCH 31,
                                                                (UNAUDITED)        2008         (UNAUDITED)         2008
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                    $    157,181    $    369,221    $   (253,651)   $   (887,983)
Net realized gains (losses) from security transactions           (17,135,766)     (4,840,876)      2,449,517       2,509,126
Net change in unrealized appreciation/depreciation on
   investments                                                     2,931,285     (17,198,483)     (2,760,352)    (12,624,840)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                       (14,047,300)    (21,670,138)       (564,486)    (11,003,697)
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                       --        (276,762)             --              --
From net investment income, Class C                                       --          (8,042)             --              --
From net realized gains, Class A                                          --      (1,859,568)             --              --
From net realized gains, Class C                                          --        (873,430)             --              --
-----------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                 --      (3,017,802)             --              --
-----------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                          2,952,622      19,751,253         454,321       2,189,172
Reinvested distributions                                                  --       1,817,713              --              --
Payments for shares redeemed                                      (6,396,144)    (11,126,403)     (5,350,389)    (19,368,542)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE
   TRANSACTIONS                                                   (3,443,522)     10,442,563      (4,896,068)    (17,179,370)
-----------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                            454,816       9,574,773         273,499       1,875,034
Reinvested distributions                                                  --         719,340              --              --
Payments for shares redeemed                                      (1,501,461)     (7,628,859)     (3,940,779)     (9,767,972)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C SHARE
   TRANSACTIONS                                                   (1,046,645)      2,665,254      (3,667,280)     (7,892,938)
-----------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                                 --              --          11,393         434,272
Payments for shares redeemed                                              --              --        (195,975)       (308,125)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Y SHARE
   TRANSACTIONS                                                           --              --        (184,582)        126,147
-----------------------------------------------------------------------------------------------------------------------------

TOTAL DECREASE IN NET ASSETS                                     (18,537,467)    (11,580,123)     (9,312,416)    (35,949,858)

NET ASSETS
Beginning of period                                               33,248,498      44,828,621      36,088,532      72,038,390
-----------------------------------------------------------------------------------------------------------------------------
End of period                                                   $ 14,711,031    $ 33,248,498    $ 26,776,116    $ 36,088,532
=============================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                        $    157,181    $         --    $   (253,651)   $         --
=============================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                                      MID CAP
                                                                                    GROWTH FUND
-----------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS
                                                                             ENDED              YEAR
                                                                           SEPT. 30,            ENDED
                                                                             2008             MARCH 31,
                                                                          (UNAUDITED)           2008
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss                                                     $    (2,674,751)   $    (9,330,452)
Net realized gains from security transactions                                 4,353,376        126,657,990
Net change in unrealized appreciation/depreciation on investments          (104,118,734)      (132,524,125)
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                 (102,440,109)       (15,196,587)
-----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains, Class A                                                     --        (83,106,401)
From net realized gains, Class B                                                     --         (9,367,106)
From net realized gains, Class C                                                     --        (44,739,520)
-----------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                            --       (137,213,027)
-----------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                   118,143,165        190,248,618
Reinvested distributions                                                             --         70,079,740
Payments for shares redeemed                                                (95,160,170)      (232,671,372)
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS                   22,982,995         27,656,986
-----------------------------------------------------------------------------------------------------------

CLASS B
Proceeds from shares sold                                                     1,457,253          4,289,248
Reinvested distributions                                                             --          7,301,219
Payments for shares redeemed                                                 (5,951,687)       (14,187,674)
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS B SHARE TRANSACTIONS                   (4,494,434)        (2,597,207)
-----------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                    18,939,979         47,085,566
Reinvested distributions                                                             --         28,910,918
Payments for shares redeemed                                                (26,337,472)       (68,954,343)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS        (7,397,493)         7,042,141
-----------------------------------------------------------------------------------------------------------

TOTAL DECREASE IN NET ASSETS                                                (91,349,041)      (120,307,694)

NET ASSETS
Beginning of period                                                       1,014,290,396      1,134,598,090
-----------------------------------------------------------------------------------------------------------
End of period                                                           $   922,941,355    $ 1,014,290,396
===========================================================================================================

ACCUMULATED NET INVESTMENT LOSS                                         $    (2,674,751)   $            --
===========================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP GROWTH FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED             YEAR          PERIOD
                                                                SEPT. 30,          ENDED          ENDED
                                                                  2008            MARCH 31,     MARCH 31,
                                                              (UNAUDITED)           2008         2007 (A)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                         $     9.80        $    11.64     $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                                     (0.01)             0.50          (0.07)
   Net realized and unrealized gains (losses) on investments        (0.48)            (1.15)          1.71
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (0.49)            (0.65)          1.64
---------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                                  --             (1.19)            --
---------------------------------------------------------------------------------------------------------------
Net asset value at end of period                               $     9.31        $     9.80     $    11.64
===============================================================================================================
Total return(B)                                                     (5.00%)(C)        (7.28%)        16.40%(C)
===============================================================================================================
Net assets at end of period (000's)                            $   15,390        $   22,955     $    5,846
===============================================================================================================
Ratio of net expenses to average net assets                          1.40%(D)          1.40%          1.40%(D)
Ratio of net investment income (loss) to average net assets         (0.15%)(D)         0.33%         (1.15%)(D)
Portfolio turnover rate                                               122%(D)            99%            86%(D)

(A) Represents the period from commencement of operations (September 6, 2006) through March 31, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

DIVERSIFIED SMALL CAP GROWTH FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                         ENDED            PERIOD
                                                       SEPT. 30,           ENDED
                                                         2008            MARCH 31,
                                                      (UNAUDITED)        2008 (A)
--------------------------------------------------------------------------------------
Net asset value at beginning of period                 $    9.75        $   12.44
--------------------------------------------------------------------------------------
Loss from investment operations:
   Net investment loss                                     (0.05)           (0.22)
   Net realized and unrealized losses on investments       (0.46)           (1.28)
--------------------------------------------------------------------------------------
Total from investment operations                           (0.51)           (1.50)
--------------------------------------------------------------------------------------
Distributions from net realized gains                         --            (1.19)
--------------------------------------------------------------------------------------
Net asset value at end of period                       $    9.24        $    9.75
======================================================================================
Total return(B)                                            (5.23%)(C)      (13.66%)(C)
======================================================================================
Net assets at end of period (000's)                    $   3,294        $   4,228
======================================================================================
Ratio of net expenses to average net assets                 2.15%(D)         0.84%(D)
Ratio of net investment loss to average net assets         (0.89%)(D)      (17.70%)(D)
Portfolio turnover rate                                      122%(D)           99%

(A) Represents the period from commencement of operations (August 1, 2007) through March 31, 2008.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP GROWTH FUND--CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED             YEAR          PERIOD
                                                                SEPT. 30,          ENDED          ENDED
                                                                  2008            MARCH 31,     MARCH 31,
                                                              (UNAUDITED)           2008         2007 (A)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                         $     9.84        $    11.66     $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                                      0.01              0.04          (0.05)
   Net realized and unrealized gains (losses) on investments        (0.50)            (0.67)          1.71
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (0.49)            (0.63)          1.66
---------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                                  --             (1.19)            --
---------------------------------------------------------------------------------------------------------------
Net asset value at end of period                               $     9.35        $     9.84     $    11.66
===============================================================================================================
Total return                                                        (4.98%)(B)        (7.09%)        16.60%(B)
===============================================================================================================
Net assets at end of period (000's)                            $   12,066        $   14,509     $    6,128
===============================================================================================================
Ratio of net expenses to average net assets                          1.15%(C)          1.15%          1.15%(C)
Ratio of net investment income (loss) to average net assets          0.11%(C)         (0.52%)        (0.90%)(C)
Portfolio turnover rate                                               122%(C)            99%            86%(C)

(A) Represents the period from commencement of operations (September 6, 2006) through March 31, 2007.

(B)   Not annualized.

(C)   Annualized.

GROWTH OPPORTUNITIES FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           SEPT. 30,                                  YEAR ENDED MARCH 31,
                                             2008            -----------------------------------------------------------------------
                                          (UNAUDITED)          2008           2007           2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  21.68          $  20.75       $  21.57       $  17.92       $  18.06      $  12.70
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                        (0.09)            (0.24)         (0.35)         (0.21)         (0.24)        (0.21)
   Net realized and unrealized gains
      (losses) on investments                 (2.33)             1.17          (0.47)          3.86           0.10          5.57
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (2.42)             0.93          (0.82)          3.65          (0.14)         5.36
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $  19.26          $  21.68       $  20.75       $  21.57       $  17.92      $  18.06
====================================================================================================================================
Total return(A)                              (11.16%)(B)         4.48%         (3.80%)        20.37%         (0.78%)       42.20%
====================================================================================================================================
Net assets at end of period (000's)        $ 25,267          $ 26,349       $ 35,723       $ 98,004       $ 81,313      $117,605
====================================================================================================================================
Ratio of net expenses to average net
   assets                                      1.55%(C)          1.55%          1.79%          1.64%          1.68%         1.60%
Ratio of net investment loss to average
   net assets                                 (0.87%)(C)        (0.89%)        (1.12%)        (1.09%)        (1.14%)       (1.23%)
Portfolio turnover rate                          50%(C)            82%           161%            80%            35%           47%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

GROWTH OPPORTUNITIES FUND--CLASS B

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           SEPT. 30,                                  YEAR ENDED MARCH 31,
                                             2008            -----------------------------------------------------------------------
                                          (UNAUDITED)          2008           2007           2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  20.18          $  19.38       $  20.39       $  16.97       $  17.31      $  12.13
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                        (0.17)            (0.36)         (0.51)         (0.46)         (0.43)        (0.38)
   Net realized and unrealized gains
      (losses) on investments                 (2.01)             1.16          (0.50)          3.88           0.09          5.56
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (2.18)             0.80          (1.01)          3.42          (0.34)         5.18
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $  18.00          $  20.18       $  19.38       $  20.39       $  16.97      $  17.31
====================================================================================================================================
Total return(A)                              (10.80%)(B)         4.13%         (4.95%)        20.15%         (1.96%)       42.70%
====================================================================================================================================
Net assets at end of period (000's)        $  1,744          $  1,974       $  2,288       $  3,230       $  3,064      $  3,608
====================================================================================================================================
Ratio of net expenses to average net
   assets                                      2.30%(C)          2.30%          2.97%          2.97%          2.95%         2.84%
Ratio of net investment loss to average
   net assets                                 (1.60%)(C)        (1.59%)        (2.24%)        (2.39%)        (2.38%)       (2.45%)
Portfolio turnover rate                          50%(C)            82%           161%            80%            35%           47%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

GROWTH OPPORTUNITIES FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           SEPT. 30,                                  YEAR ENDED MARCH 31,
                                             2008            -----------------------------------------------------------------------
                                          (UNAUDITED)          2008           2007           2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  20.42          $  19.63       $  20.60       $  17.11       $  17.39      $  12.17
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                        (0.17)            (0.35)         (0.54)         (0.40)         (0.40)        (0.37)
   Net realized and unrealized gains
      (losses) on investments                 (2.06)             1.14          (0.43)          3.89           0.12          5.59
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (2.23)             0.79          (0.97)          3.49          (0.28)         5.22
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $  18.19          $  20.42       $  19.63       $  20.60       $  17.11      $  17.39
====================================================================================================================================
Total return(A)                              (10.92%)(B)         4.02%         (4.71%)        20.40%         (1.61%)       42.89%
====================================================================================================================================
Net assets at end of period (000's)        $  9,342          $ 11,115       $ 11,957       $ 22,412       $ 21,789      $ 28,470
====================================================================================================================================
Ratio of net expenses to average net
   assets                                      2.30%(C)          2.30%          2.71%          2.57%          2.61%         2.60%
Ratio of net investment loss to average
   net assets                                 (1.60%)(C)        (1.60%)        (2.00%)        (2.01%)        (2.04%)       (2.21%)
Portfolio turnover rate                          50%(C)            82%           161%            80%            35%           47%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP CORE EQUITY FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           SEPT. 30,                                  YEAR ENDED MARCH 31,
                                             2008            -----------------------------------------------------------------------
                                          (UNAUDITED)          2008           2007           2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  10.36          $  11.36       $  10.49       $   9.48       $   9.10      $   6.71
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                       0.06              0.10           0.11           0.06           0.11          0.07
   Net realized and unrealized gains
      (losses) on investments                 (0.73)            (0.62)          0.91           0.96           0.38          2.37
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (0.67)            (0.52)          1.02           1.02           0.49          2.44
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          --             (0.10)         (0.15)         (0.01)         (0.11)        (0.05)
   Distributions from net realized gains         --             (0.38)            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                              --             (0.48)         (0.15)         (0.01)         (0.11)        (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $   9.69          $  10.36       $  11.36       $  10.49       $   9.48      $   9.10
====================================================================================================================================
Total return(A)                               (6.47%)(B)        (5.03%)         9.83%         10.74%          5.32%        36.41%
====================================================================================================================================
Net assets at end of period (000's)        $ 66,223          $ 84,611       $ 95,175       $ 25,693       $  9,328      $  8,783
====================================================================================================================================
Ratio of net expenses to average net
   assets                                      1.15%(C)          1.15%          1.15%          1.00%          1.00%         0.97%(D)
Ratio of net investment income to average
   net assets                                  0.97%(C)          0.89%          0.97%          1.03%          1.18%         0.85%(D)
Portfolio turnover rate                          51%(C)            52%            54%             6%             7%           10%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.00% and the ratio of net investment income to average net assets would have been 0.82%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP CORE EQUITY FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           SEPT. 30,                                  YEAR ENDED MARCH 31,
                                             2008            -----------------------------------------------------------------------
                                          (UNAUDITED)          2008           2007           2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  10.29          $  11.29       $  10.39       $   9.46       $   9.08      $   6.72
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                0.01              0.01          (0.02)          0.03           0.04          0.01
   Net realized and unrealized gains
      (losses) on investments                 (0.71)            (0.61)          0.96           0.91           0.37          2.37
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (0.70)            (0.60)          0.94           0.94           0.41          2.38
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          --             (0.02)         (0.04)         (0.01)         (0.03)        (0.02)
   Distributions from net realized gains         --             (0.38)            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                              --             (0.40)         (0.04)         (0.01)         (0.03)        (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $   9.59          $  10.29       $  11.29       $  10.39       $   9.46      $   9.08
====================================================================================================================================
Total return(A)                               (6.80%)(B)        (5.72%)         9.09%          9.91%          4.52%        35.38%
====================================================================================================================================
Net assets at end of period (000's)        $  2,152          $  2,913       $  4,231       $  1,399       $  1,675      $  2,260
====================================================================================================================================
Ratio of net expenses to average net
   assets                                      1.90%(C)          1.90%          1.90%          1.75%          1.75%         1.72%(D)
Ratio of net investment income (loss)
   to average net assets                       0.21%(C)          0.13%         (0.26%)         0.26%          0.41%         0.13%(D)
Portfolio turnover rate                          51%(C)            52%            54%             6%             7%           10%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.75% and the ratio of net investment income to average net assets would have been 0.10%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                     THREE
                                             ENDED                                                       MONTHS         YEAR
                                           SEPT. 30,                  YEAR ENDED MARCH 31,                ENDED         ENDED
                                             2008         -------------------------------------------   MARCH 31,      DEC. 31,
                                          (UNAUDITED)       2008        2007        2006       2005      2004(A)         2003
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  24.45       $  22.06    $  23.26    $  19.84   $  17.31   $  16.53       $  12.19
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                0.02           0.02       (0.04)      (0.02)     (0.02)     (0.03)         (0.07)
   Net realized and unrealized gains
      (losses) on investments                 (3.48)          2.37       (1.16)       3.44       2.55       0.81           4.41
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (3.46)          2.39       (1.20)       3.42       2.53       0.78           4.34
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $  20.99       $  24.45    $  22.06    $  23.26   $  19.84   $  17.31       $  16.53
====================================================================================================================================
Total return(B)                              (14.15%)(C)     10.83%      (5.16%)     17.24%     14.62%      4.72%(C)      35.60%
====================================================================================================================================
Net assets at end of period (000's)        $687,288       $719,488    $656,582    $838,120   $274,121   $ 69,860       $ 62,187
====================================================================================================================================
Ratio of net expenses to
   average net assets                          1.24%(D)       1.25%       1.16%       1.17%      1.26%      1.30%(D)       1.39%
Ratio of net investment income (loss)
   to average net assets                       0.15%(D)       0.06%      (0.16%)     (0.13%)    (0.23%)    (0.78%)(D)     (0.93%)
Portfolio turnover                              116%(D)         72%        115%        104%       127%        60%(D)         60%

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND--CLASS B

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                     THREE
                                             ENDED                                                       MONTHS         YEAR
                                           SEPT. 30,                  YEAR ENDED MARCH 31,                ENDED         ENDED
                                             2008         -------------------------------------------   MARCH 31,      DEC. 31,
                                          (UNAUDITED)       2008        2007        2006       2005      2004(A)        2003(B)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  23.68       $  21.46    $  22.83    $  19.60   $  17.24   $  16.50       $  15.45
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                        (0.07)         (0.15)      (0.21)      (0.15)     (0.12)     (0.03)         (0.06)
   Net realized and unrealized gains
      (losses) on investments                 (3.28)          2.37       (1.16)       3.38       2.48       0.77           1.11
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (3.35)          2.22       (1.37)       3.23       2.36       0.74           1.05
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $  20.33       $  23.68    $  21.46    $  22.83   $  19.60   $  17.24       $  16.50
====================================================================================================================================
Total return(C)                              (14.15%)(D)     10.34%      (6.00%)     16.48%     13.69%      4.48%(D)       6.80%(D)
====================================================================================================================================
Net assets at end of period (000's)        $ 25,103       $ 29,829    $ 26,669    $ 27,781   $ 10,579   $  1,897       $  1,003
====================================================================================================================================
Ratio of net expenses to
   average net assets                          1.99%(E)       2.00%       2.02%       2.08%      2.25%      2.25%(E)       2.22%(E)
Ratio of net investment loss to
   average net assets                         (0.58%)(E)     (0.65%)     (0.98%)     (1.02%)    (1.23%)    (1.71%)(E)     (1.80%)(E)
Portfolio turnover rate                         116%(E)         72%        115%        104%       127%        60%(E)         60%

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                     THREE
                                             ENDED                                                       MONTHS         YEAR
                                           SEPT. 30,                  YEAR ENDED MARCH 31,                ENDED         ENDED
                                             2008         -------------------------------------------   MARCH 31,      DEC. 31,
                                          (UNAUDITED)       2008        2007        2006       2005      2004(A)        2003(B)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  23.74       $  21.52    $  22.88    $  19.62   $  17.24   $  16.50       $  15.45
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                        (0.07)         (0.14)      (0.20)      (0.11)     (0.08)     (0.04)         (0.05)
   Net realized and unrealized gains
      (losses) on investments                 (3.30)          2.36       (1.16)       3.37       2.46       0.78           1.10
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (3.37)          2.22       (1.36)       3.26       2.38       0.74           1.05
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $  20.37       $  23.74    $  21.52    $  22.88   $  19.62   $  17.24       $  16.50
====================================================================================================================================
Total return(C)                              (14.20%)(D)     10.32%      (5.94%)     16.62%     13.81%      4.48%(D)       6.80%(D)
====================================================================================================================================
Net assets at end of period (000's)        $222,616       $236,582    $190,261    $188,810   $ 48,446   $  4,310       $  2,465
====================================================================================================================================
Ratio of net expenses to
   average net assets                          1.99%(E)       2.00%       1.95%       1.98%      2.03%      2.25%(E)       2.21%(E)
Ratio of net investment loss to
   average net assets                         (0.58%)(E)     (0.66%)     (0.92%)     (0.93%)    (0.97%)    (1.70%)(E)     (1.78)%(E)
Portfolio turnover rate                         116%(E)         72%        115%        104%       127%        60%(E)         60%

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND--CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                            ENDED                                                       PERIOD
                                                          SEPT. 30,                   YEAR ENDED MARCH 31,               ENDED
                                                            2008            --------------------------------------     MARCH 31,
                                                         (UNAUDITED)           2008          2007           2006        2005(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   $   24.64          $   22.19     $   23.33      $   19.86     $   18.34
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                      0.02               0.05          0.06           0.03          0.01
   Net realized and unrealized gains (losses)
      on investments                                         (3.50)              2.40         (1.20)          3.44          1.51
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             (3.48)              2.45         (1.14)          3.47          1.52
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                         $   21.16          $   24.64     $   22.19      $   23.33     $   19.86
====================================================================================================================================
Total return                                                (14.12%)(B)         11.04%        (4.89%)        17.47%         8.29%(B)
====================================================================================================================================
Net assets at end of period (000's)                      $ 241,592          $  31,679     $  40,044      $  66,655     $  43,279
====================================================================================================================================
Ratio of net expenses to average net assets                   0.95%(C)           1.00%         0.90%          0.93%         1.01%(C)
Ratio of net investment income to average net assets          0.47%(C)           0.21%         0.13%          0.12%         0.21%(C)
Portfolio turnover rate                                        116%(C)             72%          115%           104%          127%

(A) Represents the period from commencement of operations (November 10, 2004) through March 31, 2005.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                  ENDED                 YEAR ENDED              PERIOD
                                                                SEPT. 30,                 MARCH 31,              ENDED
                                                                  2008           ------------------------       MARCH 31,
                                                               (UNAUDITED)          2008           2007          2006(A)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                         $    6.41         $   11.15      $   10.19      $   10.00
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                            0.04              0.10           0.04           0.01
   Net realized and unrealized gains (losses) on investments       (3.06)            (4.15)          1.19           0.18
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   (3.02)            (4.05)          1.23           0.19
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                               --             (0.09)         (0.04)            --
   Distributions from net realized gains                              --             (0.60)         (0.23)            --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   --             (0.69)         (0.27)            --
----------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                               $    3.39         $    6.41      $   11.15      $   10.19
============================================================================================================================
Total return(B)                                                   (47.11%)(C)       (37.31%)        12.12%          1.90%(C)
============================================================================================================================
Net assets at end of period (000's)                            $  10,299         $  23,609      $  29,609      $  11,684
============================================================================================================================
Ratio of net expenses to average net assets                         1.35%(D)          1.35%          1.35%          1.30%(D)
Ratio of net investment income to average net assets                1.35%(D)          1.06%          0.55%          1.34%(D)
Portfolio turnover rate                                               97%(D)            75%            57%            68%(D)

(A) Represents the period from commencement of operations (March 6, 2006) through March 31, 2006.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------


LARGE CAP VALUE FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                  ENDED                 YEAR ENDED              PERIOD
                                                                SEPT. 30,                MARCH 31,              ENDED
                                                                  2008          --------------------------     MARCH 31,
                                                               (UNAUDITED)         2008            2007         2006(A)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                         $     6.38       $    11.09      $    10.18     $    10.00
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                                      0.02             0.03           (0.01)          0.00(B)
   Net realized and unrealized gains (losses) on investments        (3.05)           (4.14)           1.17           0.18
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (3.03)           (4.11)           1.16           0.18
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                                --            (0.00)(B)       (0.01)            --
   Distributions from net realized gains                               --            (0.60)          (0.24)            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    --            (0.60)          (0.25)            --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                               $     3.35       $     6.38      $    11.09     $    10.18
=============================================================================================================================
Total return(C)                                                    (47.49%)(D)      (37.89%)         11.37%          1.80%(D)
=============================================================================================================================
Net assets at end of period (000's)                            $    4,412       $    9,639      $   15,220     $      561
=============================================================================================================================
Ratio of net expenses to average net assets                          2.10%(E)         2.10%           2.10%          1.89%(E)
Ratio of net investment income (loss) to average net assets          0.58%(E)         0.30%          (0.27%)         0.25%(E)
Portfolio turnover rate                                                97%(E)           75%             57%            68%(E)

(A) Represents the period from commencement of operations (March 6, 2006) through March 31, 2006.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MICRO CAP GROWTH FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                             ENDED                                                     PERIOD
                                                           SEPT. 30,              YEAR ENDED MARCH 31,                 ENDED
                                                             2008         --------------------------------------      MARCH 31,
                                                         (UNAUDITED)         2008          2007           2006          2005(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   $    10.22       $    12.98    $    13.50    $    11.07     $    10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                                        (0.08)           (0.21)        (0.20)        (0.10)         (0.06)
   Net realized and unrealized gains (losses) on
      investments                                             (0.28)           (2.55)        (0.32)         2.53           1.13
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              (0.36)           (2.76)        (0.52)         2.43           1.07
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                         $     9.86       $    10.22    $    12.98    $    13.50     $    11.07
====================================================================================================================================
Total return(B)                                               (3.52%)(C)      (21.26%)       (3.85%)       21.95%         10.70%(C)
====================================================================================================================================
Net assets at end of period (000's)                      $   16,503       $   21,755    $   45,536    $   61,915     $   32,378
====================================================================================================================================
Ratio of net expenses to average net assets                    1.58%(D)         1.85%         1.95%         1.95%          1.95%(D)
Ratio of net investment loss to average net assets            (1.27%)(D)       (1.20%)       (1.32%)       (1.08%)        (1.27%)(D)
Portfolio turnover rate                                          29%(D)           74%           91%           90%           101%(D)

(A) Represents the period from commencement of operations (June 22, 2004) through March 31, 2005.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

MICRO CAP GROWTH FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                            ENDED                                                      PERIOD
                                                          SEPT. 30,                YEAR ENDED MARCH 31,                 ENDED
                                                            2008          ---------------------------------------     MARCH 31,
                                                         (UNAUDITED)         2008          2007           2006         2005(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   $     9.94       $    12.72    $    13.33     $    11.01    $    10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                                        (0.12)           (0.31)        (0.30)         (0.17)        (0.08)
   Net realized and unrealized gains (losses) on
      investments                                             (0.26)           (2.47)        (0.31)          2.49          1.09
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              (0.38)           (2.78)        (0.61)          2.32          1.01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                         $     9.56       $     9.94    $    12.72     $    13.33    $    11.01
====================================================================================================================================
Total return(B)                                               (3.82%)(C)      (21.86%)       (4.58%)        21.07%        10.10%(C)
====================================================================================================================================
Net assets at end of period (000's)                      $   10,037       $   13,912    $   26,062     $   33,310    $   16,224
====================================================================================================================================
Ratio of net expenses to average net assets                    2.33%(D)         2.60%         2.70%          2.70%         2.70%(D)
Ratio of net investment loss to average net assets            (2.02%)(D)       (1.96%)       (2.07%)        (1.84%)       (2.07%)(D)
Portfolio turnover rate                                          29%(D)           74%           91%            90%          101%(D)

(A) Represents the period from commencement of operations (June 22, 2004) through March 31, 2005.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MICRO CAP GROWTH FUND--CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                           ENDED                                             PERIOD
                                                         SEPT. 30,            YEAR ENDED MARCH 31,           ENDED
                                                           2008         -------------------------------     MARCH 31,
                                                        (UNAUDITED)       2008        2007        2006       2005(A)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   $ 10.42        $ 13.21     $ 13.70     $ 11.16     $  9.89
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                                     (0.07)         (0.13)      (0.21)      (0.03)      (0.13)
   Net realized and unrealized gains
      (losses) on investments                              (0.28)         (2.66)      (0.28)       2.57        1.40
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (0.35)         (2.79)      (0.49)       2.54        1.27
------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                         $ 10.07        $ 10.42     $ 13.21     $ 13.70     $ 11.16
========================================================================================================================
Total return                                               (3.36%)(B)    (21.12%)     (3.58%)     22.76%      12.84%(B)
========================================================================================================================
Net assets at end of period (000's)                      $   236        $   422     $   440     $   676     $    --(C)
========================================================================================================================
Ratio of net expenses to average net assets                 1.33%(D)       1.57%       1.70%       1.55%       1.55%(D)
Ratio of net investment loss to average net assets         (1.02%)(D)     (0.95%)     (1.05%)     (0.77%)     (2.34%)(D)
Portfolio turnover rate                                       29%(D)         74%         91%         90%        101%(D)

(A) Represents the period from commencement of operations (October 4, 2004) through March 31, 2005.

(B)   Not annualized.

(C)   Amount rounds to less than $1,000.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND--CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           SEPT. 30,                                  YEAR ENDED MARCH 31,
                                             2008            -----------------------------------------------------------------------
                                          (UNAUDITED)          2008           2007           2006           2005         2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $ 21.16           $ 24.17        $ 24.02        $ 21.42        $ 21.73      $ 13.89
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                       (0.02)            (0.12)         (0.14)         (0.12)         (0.16)       (0.13)
   Net realized and unrealized gains
      (losses) on investments                (2.03)             0.01           2.20           4.70           1.03         7.97
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             (2.05)            (0.11)          2.06           4.58           0.87         7.84
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains           --             (2.90)         (1.91)         (1.98)         (1.18)          --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $ 19.11           $ 21.16        $ 24.17        $ 24.02        $ 21.42      $ 21.73
====================================================================================================================================
Total return(A)                              (9.69%)(B)        (1.53%)         8.84%         22.21%          4.13%       56.44%
====================================================================================================================================
Net assets at end of period (000's)        $605,599          $649,891       $713,666       $639,501       $574,855     $458,524
====================================================================================================================================
Ratio of net expenses to average net
   assets                                     1.46%(C)          1.47%          1.50%          1.50%          1.50%        1.49%(D)
Ratio of net investment loss to average
   net assets                                (0.22%)(C)        (0.53%)        (0.66%)        (0.57%)        (0.84%)      (0.93%)(D)
Portfolio turnover                              71%(C)            64%            58%            69%            85%          79%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.50% and the ratio of net investment loss to average net assets would have been (0.94%).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND--CLASS B

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           SEPT. 30,                                  YEAR ENDED MARCH 31,
                                             2008            -----------------------------------------------------------------------
                                          (UNAUDITED)          2008           2007           2006           2005         2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $ 18.13           $ 21.25        $ 21.49        $ 19.50        $ 20.03      $ 12.53
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                       (0.10)            (0.28)         (0.30)         (0.26)         (0.29)       (0.25)
   Net realized and unrealized gains
      (losses) on investments                (1.72)             0.06           1.97           4.23           0.94         7.75
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             (1.82)            (0.22)          1.67           3.97           0.65         7.50
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains           --             (2.90)         (1.91)         (1.98)         (1.18)          --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $ 16.31           $ 18.13        $ 21.25        $ 21.49        $ 19.50      $ 20.03
====================================================================================================================================
Total return(A)                             (10.04%)(B)        (2.29%)         8.04%         21.24%          3.37%       59.86%
====================================================================================================================================
Net assets at end of period (000's)        $51,856           $61,977        $74,935        $79,552        $71,879      $64,918
====================================================================================================================================
Ratio of net expenses to
   average net assets                         2.25%(C)          2.25%          2.25%          2.25%          2.25%        2.24%(D)
Ratio of net investment loss to
   average net assets                        (1.02%)(C)        (1.31%)        (1.42%)        (1.32%)        (1.60%)      (1.68%)(D)
Portfolio turnover rate                         71%(C)            64%            58%            69%            85%          79%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) Absent voluntary epxense reimbursements, the ratio of net expenses to average net assets would have been 2.25% and the ratio of net investment loss to average net assets would have been (1.69%).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           SEPT. 30,                                  YEAR ENDED MARCH 31,
                                             2008            -----------------------------------------------------------------------
                                          (UNAUDITED)          2008           2007           2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $  18.15          $  21.27       $  21.51       $  19.51       $  20.04     $  12.55
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                        (0.10)            (0.27)         (0.28)         (0.25)         (0.30)       (0.23)
   Net realized and unrealized gains
      (losses) on investments                 (1.72)             0.05           1.95           4.23           0.95         7.72
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (1.82)            (0.22)          1.67           3.98           0.65         7.49
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains            --             (2.90)         (1.91)         (1.98)         (1.18)          --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $  16.33          $  18.15       $  21.27       $  21.51       $  19.51     $  20.04
====================================================================================================================================
Total return(A)                              (10.03%)(B)        (2.28%)         8.04%         21.28%          3.36%       59.68%
====================================================================================================================================
Net assets at end of period (000's)        $265,486          $302,422       $345,997       $327,867       $284,966     $252,021
====================================================================================================================================
Ratio of net expenses to average
   net assets                                  2.24%(C)          2.24%          2.25%          2.25%          2.25%        2.24%(D)
Ratio of net investment loss to average
   net assets                                 (1.00%)(C)        (1.30%)        (1.41%)        (1.32%)        (1.60%)      (1.68%)(D)
Portfolio turnover                               71%(C)            64%            58%            69%            85%          79%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.25% and the ratio of net investment loss to average net assets would have been (1.69%).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Diversified Small Cap Growth Fund, Growth Opportunities Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Micro Cap Growth Fund, and Mid Cap Growth Fund (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Funds are registered to offer different classes of shares: Class A shares, Class B shares, Class C shares, and Class Y shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered as outlined below:

                                    CLASS A (1)  CLASS B (2)  CLASS C (3)   CLASS Y (4)
----------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund        X                         X             X
Growth Opportunities Fund                X            X            X
Large Cap Core Equity Fund               X                         X
Large Cap Growth Fund                    X            X            X             X
Large Cap Value Fund                     X                         X
Micro Cap Growth Fund                    X                         X             X
Mid Cap Growth Fund                      X            X            X

(1) Currently sold subject to a maximum front-end sales load of 5.75% and a maximum distribution fee of up to 0.25% of average daily net assets

(2) Sold subject to a 1.00% contingent deferred sales load for a one-year period and a maximum distribution fee of up to 1.00% of average daily net assets

(3) Sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementaly reduced over time and a maximum distribution fee of up to 1.00% of average daily net assets

(4) Sold without a distribution fee or sales chage, but offered only through selected dealers and subject to a higher minimum intial investment

Each Class A, Class B, Class C and Class Y share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which is expected to cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A and Class Y shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157,"FairValue Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of September 30, 2008:

                                                         LEVEL 2 -         LEVEL 3 -
                                                     OTHER SIGNIFICANT    SIGNIFICANT
                                      LEVEL 1 -         OBSERVABLE       UNOBSERVABLE
INVESTMENTS IN SECURITIES:          QUOTED PRICES         INPUTS            INPUTS
---------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund  $     31,263,052  $             --  $             --
Growth Opportunities Fund                36,180,108                --                --
Large Cap Core Equity Fund               67,723,197                --                --
Large Cap Growth Fund                 1,160,484,541                --                --
Large Cap Value Fund                     15,096,886                --                --
Micro Cap Growth Fund                    26,969,665                --                --
Mid Cap Growth Fund                     938,636,385                --                --

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities.

As of September 30, 2008, the following Funds loaned common stocks and received collateral as follows:

                                                MARKET VALUE       VALUE OF
                                                  OF COMMON       COLLATERAL
                                                STOCKS LOANED      RECEIVED
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund             $      7,355,295  $      7,417,316
Growth Opportunities Fund                     $      9,313,955  $      9,105,852
Large Cap Core Equity                         $      7,612,685  $      7,283,232
Large Cap Growth Fund                         $    200,601,064  $    232,401,090
Large Cap Value Fund                          $      2,404,215  $      2,698,547
Micro Cap Growth Fund                         $      5,789,946  $      5,721,855
Mid Cap Growth Fund                           $    219,673,700  $    214,302,210

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Pursuant to the Fund's securities lending agreement, and according to normal operating procedures, the custodian segregated an additional $208,103, $329,453, $68,091,and $5,371,490 in collateral the following business day for securities on loan in the Growth Opportunities Fund, Large Cap Core Equity Fund, Micro Cap Growth Fund, and the Mid Cap Growth Fund, respectively, as of September 30, 2008.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

SHARE VALUATION -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class B, Class C and Class Y shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, Class B and Class C shares of the Funds are subject to a contingent deferred sales load of 5.00% and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase. The contingent deferred sales load for Class B shares will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales load for Class B shares.

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid to shareholders annually for each Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

ALLOCATIONS -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEDERAL TAX INFORMATION

It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended March 31, 2008 and 2007 was as follows:

                                     DIVERSIFIED                 GROWTH                      LARGE CAP
                                   SMALL CAP GROWTH           OPPORTUNITIES                 CORE EQUITY
                                        FUND                      FUND                         FUND
----------------------------------------------------------------------------------------------------------------
                                   YEAR         YEAR          YEAR         YEAR           YEAR         YEAR
                                   ENDED        ENDED         ENDED        ENDED          ENDED        ENDED
                                 MARCH 31,    MARCH 31,     MARCH 31,     MARCH 31,      MARCH 31,    MARCH 31,
                                   2008         2007          2008          2007           2008         2007
----------------------------------------------------------------------------------------------------------------
From ordinary income          $  1,091,263  $         --  $         --  $         --  $    953,047  $    623,902
From long-term capital gains       250,461            --            --            --     3,110,976            --
From tax return of capital          44,031            --            --            --            --            --
----------------------------------------------------------------------------------------------------------------
                              $  1,385,755  $         --  $         --  $         --  $  4,064,023  $    623,902
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                       LARGE CAP
                                        GROWTH                LARGE CAP VALUE             MICRO CAP GROWTH
                                         FUND                      FUND                        FUND
----------------------------------------------------------------------------------------------------------------
                                   YEAR       YEAR           YEAR           YEAR          YEAR          YEAR
                                   ENDED      ENDED          ENDED          ENDED        ENDED          ENDED
                                 MARCH 31,   MARCH 31,      MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                   2008        2007           2008          2007          2008           2007
----------------------------------------------------------------------------------------------------------------
From ordinary income          $         --  $         --  $  2,249,958  $    772,101  $         --  $         --
From long-term capital gains            --            --       661,846            --            --            --
From tax return of capital              --            --       105,998            --            --            --
----------------------------------------------------------------------------------------------------------------
                              $         --  $         --  $  3,017,802  $    772,101  $         --  $         --
----------------------------------------------------------------------------------------------------------------

                                                         MID CAP GROWTH
                                                              FUND
--------------------------------------------------------------------------------
                                                    YEAR            YEAR
                                                    ENDED           ENDED
                                                  MARCH 31,       MARCH 31,
                                                     2008           2007
--------------------------------------------------------------------------------
From ordinary income                          $     10,614,691  $     12,124,355
From long-term capital gains                       126,598,336        75,069,975
--------------------------------------------------------------------------------
                                              $    137,213,027  $     87,194,330
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of March 31, 2008:

                                             DIVERSIFIED                      LARGE CAP
                                              SMALL CAP        GROWTH           CORE         LARGE CAP
                                               GROWTH       OPPORTUNITIES      EQUITY         GROWTH
                                                FUND            FUND            FUND           FUND
---------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments           $  56,415,538   $  47,058,386   $  87,325,439   $ 977,142,714
---------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                   1,546,812       5,504,522       5,305,960     199,024,710
Gross unrealized depreciation                  (6,640,524)     (3,405,242)     (5,064,120)    (51,363,312)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)     (5,093,712)      2,099,280         241,840     147,661,398
Undistributed ordinary income                          --              --         214,307              --
Undistributed long-term capital gains                  --              --       4,426,626              --
Capital loss carryforward                     (11,436,443)    (40,962,614)             --     (26,177,120)
---------------------------------------------------------------------------------------------------------
    Accumulated earnings (deficit)          $ (16,530,155)  $ (38,863,334)  $   4,882,773   $ 121,484,278
=========================================================================================================


                                                LARGE CAP          MICRO CAP       MID CAP
                                                   VALUE            GROWTH         GROWTH
                                                   FUND              FUND           FUND
-----------------------------------------------------------------------------------------------
Tax cost of portfolio investments           $    58,681,888   $    33,647,433   $ 1,160,066,731
-----------------------------------------------------------------------------------------------
Gross unrealized appreciation                     1,271,302        10,478,692       158,197,406
Gross unrealized depreciation                   (18,271,607)       (1,948,490)      (96,996,648)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)      (17,000,305)        8,530,202        61,200,758
Undistributed long-term capital gains                    --                --        11,814,206
Capital loss carryforward                                --        (2,247,184)               --
Post October losses                              (4,888,045)       (1,988,651)               --
-----------------------------------------------------------------------------------------------
    Accumulated earnings (deficit)          $   (21,888,350)  $     4,294,367   $    73,014,964
===============================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

As of March 31, 2008, the Funds had the following capital loss carryforwards for federal income tax purposes.
                                                                    EXPIRES
FUND                                                AMOUNT         MARCH 31,
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund               $    11,436,443             2014
                                                ===============
Growth Opportunities Fund                       $    21,887,780             2011
                                                     17,098,132             2012
                                                      1,976,702             2013
                                                ---------------
                                                $    40,962,614
                                                ===============
Large Cap Growth Fund                           $    26,177,120             2015
                                                ===============
Micro Cap Growth Fund                           $     2,247,184             2015
                                                ===============

During the year ended March 31, 2008, the following funds utilized capital loss carryforwards:

                                                                      AMOUNT
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund                                $       132,819
Growth Opportunities Fund                                        $     6,885,891
Large Cap Growth Fund                                            $    78,858,310
Micro Cap Growth Fund                                            $     4,466,752
--------------------------------------------------------------------------------

The capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Fund's capital accounts on a tax basis. The following reclassification of net investment loss have been made to the following Funds for the year ended March 31, 2008:

                                                       ACCUMULATED        ACCUMULATED
                                         PAID-IN      NET INVESTMENT     NET REALIZED
                                         CAPITAL       INCOME (LOSS)    GAINS (LOSSES)
--------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund  $      (198,388)  $       105,830   $        92,558
Growth Opportunities Fund          $      (537,241)  $       537,241   $            --
Large Cap Growth Fund              $    (1,155,972)  $     1,155,972   $            --
Large Cap Value Fund               $      (105,998)  $       (96,472)  $       202,470
Micro Cap Growth Fund              $      (887,983)  $       887,983   $            --
Mid Cap Growth Fund                $            --   $     9,330,452   $    (9,330,452)
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                         GROSS             GROSS            UNREALIZED
                                       FEDERAL         UNREALIZED        UNREALIZED        APPRECIATION
                                       TAX COST       APPRECIATION      DEPRECIATION      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund   $   42,955,922   $    1,150,384   $   (5,425,938)   $   (4,275,554)
Growth Opportunities Fund           $   45,488,507   $    3,657,960   $   (3,860,507)   $     (202,547)
Large Cap Core Equity Fund          $   78,405,479   $    3,003,926   $   (6,402,976)   $   (3,399,050)
Large Cap Growth Fund               $1,406,979,254   $   89,541,108   $ (103,634,731)   $  (14,093,623)
Large Cap Value Fund                $   31,864,453   $           --   $  (14,069,020)   $  (14,069,020)
Micro Cap Growth Fund               $   26,921,670   $    7,692,416   $   (1,922,566)   $    5,769,850
Mid Cap Growth Fund                 $1,195,856,571   $   72,615,425   $ (115,533,401)   $  (42,917,976)

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax benefit in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended March 31, 2005 through 2008) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six-months ended September 30, 2008:

                                       DIVERSIFIED
                                        SMALL CAP         GROWTH          LARGE CAP        LARGE CAP
                                         GROWTH        OPPORTUNITIES     CORE EQUITY        GROWTH
                                          FUND             FUND             FUND             FUND
------------------------------------------------------------------------------------------------------
Purchases of investment securities  $    24,119,224  $    13,669,853  $    20,815,557  $   960,456,535
------------------------------------------------------------------------------------------------------
Proceeds from sales and maturities  $    33,543,614  $    10,327,323  $    35,335,412  $   645,598,692
------------------------------------------------------------------------------------------------------

                                         LARGE CAP       MICRO CAP         MID CAP
                                          VALUE           GROWTH           GROWTH
                                          FUND            FUND             FUND
-------------------------------------------------------------------------------------
Purchases of investment securities  $    12,773,984  $     4,680,763  $   376,241,571
-------------------------------------------------------------------------------------
Proceeds from sales and maturities  $    16,229,767  $    14,023,608  $   364,289,832
-------------------------------------------------------------------------------------

5. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan" and the Sub-Administrator and Transfer Agent to the Funds). The Advisor and Underwriter are each wholly owned indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

MANAGEMENT AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

Diversified Small Cap Growth Fund           1.05%
------------------------------------------------------------------------------------------
Growth Opportunities Fund                   1.00% on the first $50 million
                                            0.90% on the next $50 million
                                            0.80% on the next $900 million
                                            0.75% of such assets in excess of $1 billion
------------------------------------------------------------------------------------------
Large Cap Core Equity Fund                  0.65% on the first $100 million
                                            0.60% on the next $100 million
                                            0.55% on the next $100 million
                                            0.50% of such assets in excess of $300 million
------------------------------------------------------------------------------------------
Large Cap Growth Fund                       0.75% on the first $200 million
                                            0.70% on the next $800 million
                                            0.65% of such assets in excess of $1 billion
------------------------------------------------------------------------------------------
Large Cap Value Fund                        0.75%
------------------------------------------------------------------------------------------
Micro Cap Growth Fund                       1.25%
------------------------------------------------------------------------------------------
Mid Cap Growth Fund                         0.80%
------------------------------------------------------------------------------------------

The Advisor has retained various Sub-Advisors to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Advisor (not the Funds) pays the Sub-Advisors a fee for these services.

Fort Washington Investment Advisors, Inc. (Fort Washington), an affiliate of the Advisor, has been retained by the Advisor to manage the investments of the Diversified Small Cap Growth Fund.

Westfield Capital Management Company, LP (Westfield) has been retained by the Advisor to manage the investments of the Growth Opportunities Fund and a portion of the investments of the Mid Cap Growth Fund.

Todd Investment Advisors, Inc. (Todd), an affiliate of the Advisor, has been retained by the Advisor to manage the investments of the Large Cap Core Equity Fund.

Navellier & Associates, Inc. (Navellier) has been retained by the Advisor to manage the investments of the Large Cap Growth Fund.

JS Asset Management, LLC (JSAM) has been retained by the Advisor to manage the investments of the Large Cap Value Fund.

Bjurman, Barry & Associates (Bjurman) has been retained by the Advisor to manage the investments of the Micro Cap Growth Fund.

TCW Investment Management Company (TCW) has been retained by the Advisor to manage a portion of the investments of the Mid Cap Growth Fund.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Funds Group Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an Expense Limitation Agreement to contractually limit operating expenses of the Diversified Small Cap Growth Fund, Growth Opportunities Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Micro Cap Growth Fund, and Mid Cap Growth Fund. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through March 31, 2009:

                                          CLASS A   CLASS B   CLASS C   CLASS Y
-------------------------------------------------------------------------------
Diversified Small Cap Growth Fund          1.40%       --      2.15%     1.15%
Growth Opportunities Fund                  1.55%     2.30%     2.30%       --
Large Cap Core Equity Fund                 1.15%       --      1.90%       --
Large Cap Growth Fund                      1.25%     2.00%     2.00%     0.99%
Large Cap Value Fund                       1.35%       --      2.10%       --
Micro Cap Growth Fund                      1.58%       --      2.33%     1.33%
Mid Cap Growth Fund                        1.50%     2.25%     2.25%       --

For the six-months ended September 30, 2008, the Advisor waived investment advisory fees, administration fees, and/or reimbursed expenses as follows:

                                                                                OTHER
                                        INVESTMENT                            OPERATING
                                         ADVISORY        ADMINISTRATION       EXPENSES
                                        FEES WAIVED        FEES WAIVED       REIMBURSED
---------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund  $           38,579  $           40,874  $           48,548
Growth Opportunities Fund          $               --  $           42,695  $           52,861
Large Cap Core Equity Fund         $               --  $           49,083  $               --
Large Cap Growth Fund              $               --  $          272,427  $               --
Large Cap Value Fund               $               --  $           27,802  $           22,557
Micro Cap Growth Fund              $            4,176  $           32,752  $           86,806
Mid Cap Growth Fund                $               --  $            6,562  $               --
---------------------------------------------------------------------------------------------

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

For the six-months ended September 30, 2008, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

                                                                       AMOUNT
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund                                   $      3,388
Growth Opportunities Fund                                           $      2,552
Large Cap Core Equity Fund                                          $      1,697
Large Cap Growth Fund                                               $    235,949
Large Cap Value Fund                                                $      1,233
Micro Cap Growth Fund                                               $     12,187
Mid Cap Growth Fund                                                 $    204,513

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds for the six-months ended September 30, 2008:

Diversified Small Cap Growth Fund                                   $      1,227
Growth Opportunities Fund                                           $      4,992
Large Cap Core Equity Fund                                          $      1,249
Large Cap Growth Fund                                               $    102,529
Large Cap Value Fund                                                $      1,662
Micro Cap Growth Fund                                               $        593
Mid Cap Growth Fund                                                 $     48,473

In addition, the Underwriter collected the following contingent deferred sales charges on the redemption of Class B and Class C shares of the following Funds during the six-months ended September 30, 2008:

Diversified Small Cap Growth Fund                                   $         14
Growth Opportunities Fund                                           $        986
Large Cap Core Equity Fund                                          $         38
Large Cap Growth Fund                                               $     36,780
Large Cap Value Fund                                                $      1,462
Micro Cap Growth Fund                                               $        877
Mid Cap Growth Fund                                                 $     48,499

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B and Class C Plan) under which Class B and Class C shares of each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class B and Class C Plan is 1.00% of average daily net assets attributable to Class B and Class C shares.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, for the six-months ended September 30, 2008, is noted below:

                                                          SHARE ACTIVITY
                                   --------------------------------------------------------------
                                     BALANCE                                            BALANCE                         VALUE
                                    03/31/08        PURCHASES          SALES           09/30/08       DIVIDENDS        09/30/08
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund     426,337       15,359,092      (14,894,346)          891,083  $        14,109  $       891,083
-----------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund           2,103,630        7,782,210       (9,885,840)               --  $        16,460  $            --
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Equity Fund            909,424        9,251,445       (9,395,432)          765,437  $        17,429  $       765,437
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund              40,267,884      371,730,323     (350,145,903)       61,852,304  $       555,787  $    61,852,304
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                1,031,802        6,486,901       (6,956,788)          561,915  $        10,240  $       561,915
-----------------------------------------------------------------------------------------------------------------------------------
Micro Cap Growth Fund                      --        5,250,763       (4,948,617)          302,146  $         3,793  $       302,146
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                31,135,521      229,425,006     (221,539,183)       39,021,344  $       602,219  $    39,021,344
-----------------------------------------------------------------------------------------------------------------------------------

As of September 30, 2008, 61% of the Large Cap Core Equity Fund was owned by Western-Southern and subsidiaries.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                            DIVERSIFIED SMALL CAP                    GROWTH
                                                                GROWTH FUND                    OPPORTUNITIES FUND
----------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS                        SIX MONTHS
                                                          ENDED            YEAR              ENDED            YEAR
                                                        SEPT. 30,         ENDED             SEPT. 30,         ENDED
                                                          2008           MARCH 31,            2008          MARCH 31,
                                                       (UNAUDITED)        2008(A)          (UNAUDITED)        2008
----------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                              123,619           263,944           265,917           386,840
Shares reinvested                                             --            63,482                --                --
Shares issued in connection with acquisition(B)               --         1,618,654                --                --
Shares redeemed                                         (814,148)         (105,123)         (169,283)         (893,540)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding           (690,529)        1,840,957            96,634          (506,700)
Shares outstanding, beginning of period                2,343,253           502,296         1,215,195         1,721,895
----------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                      1,652,724         2,343,253         1,311,829         1,215,195
======================================================================================================================

CLASS B
Shares sold                                                   --                --             2,135             6,701
Shares redeemed                                               --                --            (3,071)          (26,917)
----------------------------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                            --                --              (936)          (20,216)
Shares outstanding, beginning of period                       --                --            97,843           118,059
----------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                             --                --            96,907            97,843
======================================================================================================================

CLASS C
Shares sold                                                2,806             2,428            35,011            77,480
Shares reinvested                                             --               174                --                --
Shares issued in connection with acquisition(B)               --           447,314                --                --
Shares redeemed                                          (79,701)          (16,527)          (65,817)         (142,358)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding            (76,895)          433,389           (30,806)          (64,878)
Shares outstanding, beginning of period                  433,389                --           544,371           609,249
----------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                        356,494           433,389           513,565           544,371
======================================================================================================================

CLASS Y
Shares sold                                               30,043            13,179                --                --
Shares reinvested                                             --            53,188                --                --
Shares issued in connection with acquisition(B)               --           955,214                --                --
Shares redeemed                                         (214,895)          (72,284)               --                --
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding           (184,852)          949,297                --                --
Shares outstanding, beginning of period                1,475,053           525,756                --                --
----------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                      1,290,201         1,475,053                --                --
======================================================================================================================

(A) Class C represents the period from commencement of operations (August 1, 2007) through March 31, 2008.

(B)   See Footnote 9 in notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                             LARGE CAP                        LARGE CAP
                                                         CORE EQUITY FUND                    GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS                      SIX MONTHS
                                                       ENDED            YEAR             ENDED            YEAR
                                                     SEPT. 30,         ENDED           SEPT. 30,         ENDED
                                                       2008           MARCH 31,          2008           MARCH 31,
                                                    (UNAUDITED)         2008          (UNAUDITED)         2008
--------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                            744,759           315,075         8,057,966         9,792,309
Shares reinvested                                           --           330,369                --                --
Shares redeemed                                     (2,073,981)         (857,207)       (4,734,071)      (10,133,781)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       (1,329,222)         (211,763)        3,323,895          (341,472)
Shares outstanding, beginning of period              8,164,279         8,376,042        29,423,759        29,765,231
--------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                    6,835,057         8,164,279        32,747,654        29,423,759
====================================================================================================================

CLASS B
Shares sold                                                 --                --            74,039           182,120
Shares reinvested                                           --                --                --                --
Shares redeemed                                             --                --           (98,459)         (165,299)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding               --                --           (24,420)           16,821
Shares outstanding, beginning of period                     --                --         1,259,452         1,242,631
--------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                           --                --         1,235,032         1,259,452
====================================================================================================================

CLASS C
Shares sold                                             10,825            30,672         1,851,318         3,108,568
Shares reinvested                                           --             8,571                --                --
Shares redeemed                                        (69,394)         (130,836)         (886,536)       (1,984,001)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding          (58,569)          (91,593)          964,782         1,124,567
Shares outstanding, beginning of period                283,002           374,595         9,965,083         8,840,516
--------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                      224,433           283,002        10,929,865         9,965,083
====================================================================================================================

CLASS Y
Shares sold                                                 --                --        10,560,811           740,061
Shares redeemed                                             --                --          (431,241)       (1,259,270)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding               --                --        10,129,570          (519,209)
Shares outstanding, beginning of period                     --                --         1,285,657         1,804,866
--------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                           --                --        11,415,227         1,285,657
====================================================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                             LARGE CAP                         MICRO CAP
                                                             VALUE FUND                       GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS                        SIX MONTHS
                                                       ENDED            YEAR             ENDED            YEAR
                                                      SEPT. 30,        ENDED            SEPT. 30,         ENDED
                                                        2008          MARCH 31,           2008          MARCH 31,
                                                    (UNAUDITED)         2008           (UNAUDITED)        2008
--------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                            521,335         2,079,360            41,313           167,118
Shares reinvested                                           --           237,399                --                --
Shares redeemed                                     (1,165,145)       (1,289,234)         (496,779)       (1,546,046)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         (643,810)        1,027,525          (455,466)       (1,378,928)
Shares outstanding, beginning of period              3,683,023         2,655,498         2,128,878         3,507,806
--------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                    3,039,213         3,683,023         1,673,412         2,128,878
====================================================================================================================

CLASS C
Shares sold                                             83,740           929,283            26,093           148,167
Shares reinvested                                           --            94,785                --                --
Shares redeemed                                       (278,597)         (885,835)         (376,829)         (796,654)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         (194,857)          138,233          (350,736)         (648,487)
Shares outstanding, beginning of period              1,510,767         1,372,534         1,400,294         2,048,781
--------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                    1,315,910         1,510,767         1,049,558         1,400,294
====================================================================================================================

CLASS Y
Shares sold                                                 --                --             1,019            31,621
Shares redeemed                                             --                --           (18,055)          (24,429)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding               --                --           (17,036)            7,192
Shares outstanding, beginning of period                     --                --            40,493            33,301
--------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                           --                --            23,457            40,493
====================================================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                            MID CAP
                                                          GROWTH FUND
--------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED            YEAR
                                                   SEPT. 30,          ENDED
                                                     2008           MARCH 31,
                                                  (UNAUDITED)         2008
--------------------------------------------------------------------------------
CLASS A
Shares sold                                         5,344,029         7,756,111
Shares reinvested                                          --         3,012,887
Shares redeemed                                    (4,361,927)       (9,592,017)
--------------------------------------------------------------------------------
Net increase in shares outstanding                    982,102         1,176,981
Shares outstanding, beginning of period            30,708,475        29,531,494
--------------------------------------------------------------------------------
Shares outstanding, end of period                  31,690,577        30,708,475
================================================================================

CLASS B
Shares sold                                            76,945           203,646
Shares reinvested                                          --           365,609
Shares redeemed                                      (315,844)         (677,956)
--------------------------------------------------------------------------------
Net decrease in shares outstanding                   (238,899)         (108,701)
Shares outstanding, beginning of period             3,418,000         3,526,701
--------------------------------------------------------------------------------
Shares outstanding, end of period                   3,179,101         3,418,000
================================================================================

CLASS C
Shares sold                                           996,942         2,235,765
Shares reinvested                                          --         1,446,269
Shares redeemed                                    (1,396,958)       (3,290,914)
--------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding        (400,016)          391,120
Shares outstanding, beginning of period            16,658,584        16,267,464
--------------------------------------------------------------------------------
Shares outstanding, end of period                  16,258,568        16,658,584
================================================================================

7. CUSTODY OFFSET ARRANGEMENT

Some Funds may participate in the Custody Fee Offset Program offered by the Custodian when they execute security trades where the Custodian is the broker. If a Fund chooses to participate in the Custody Fee Offset Program, a rebate amount will be applied to and credited against the fees payable by the Fund to the Custodian. For financial reporting purposes for the six months ended September 30, 2008, custodian fees reduced by the Custodian were $7,589 for the Large Cap Growth Fund. There was no effect on net investment income.

8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

9.  ACQUISITIONS

On February 15, 2008, a Special Meeting of Shareholders was held to approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of assets and liabilities of the Small Cap Growth Fund to the Diversified Small Cap Growth Fund in exchange for shares of the Diversified Small Cap Growth Fund and the subsequent liquidation of the Small Cap Growth Fund.

The acquisition was approved as follows:

                              NUMBER OF VOTES
------------------------------------------------------------------------
       FOR                        AGAINST                  ABSTAIN
------------------------------------------------------------------------
    1,225,698                     12,830                   42,194

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized depreciation and realized gain (loss) immediately before and after the reorganization:

                                                      BEFORE                     AFTER
                                                  REORGANIZATION             REORGANIZATION
--------------------------------------------------------------------------------------------
                                                            DIVERSIFIED        DIVERSIFIED
                                          SMALL CAP          SMALL CAP          SMALL CAP
                                           GROWTH             GROWTH             GROWTH
                                            FUND               FUND               FUND
--------------------------------------------------------------------------------------------
Shares:
    Class A                                    927,021          1,461,709          2,388,730
    Class B                                    204,375                 --                 --
    Class C                                    321,452            128,199            449,651
    Class Y                                    654,070            886,760          1,540,830
Net Assets:
    Class A                           $     13,935,302   $     10,979,134   $     24,914,436
    Class B                           $      2,952,341   $             --   $             --
    Class C                           $      4,647,481   $         19,172   $      4,666,653
    Class Y                           $     10,000,219   $      6,131,096   $     16,131,315
Net Asset Value:
    Class A                           $          15.03   $          10.43   $          10.43
    Class B                           $          14.45   $             --   $             --
    Class C                           $          14.46   $          10.38   $          10.38
    Class Y                           $          15.29   $          10.47   $          10.47
Unrealized Depreciation               $     (1,767,740)  $       (214,531)  $     (1,982,271)
Accumulated Net Realized Gain (Loss)  $    (12,053,670)  $        154,203   $    (11,899,467)

--------------------------------------------------------------------------------
Portfolio of Investments
Diversified Small Cap Growth Fund - September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 98.8%                                      SHARES      VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 29.5%
Acorda Therapeutics, Inc.*                                   24,045   $  573,473
Alexion Pharmaceuticals, Inc.*                               20,828      818,540
ArthroCare Corp.* +                                          13,074      362,411
Biomarin Pharmaceutical, Inc.*                               23,306      617,376
Celgene Corp.*                                                    1           63
eResearch Technology, Inc.*                                  39,160      466,396
Genomic Health, Inc.* +                                      29,753      673,905
Gen-Probe, Inc.*                                             10,854      575,805
Myriad Genetics, Inc.*                                        2,375      154,090
NuVasive, Inc.* +                                            13,905      685,934
Onyx Pharmaceuticals, Inc.*                                   5,680      205,502
OSI Pharmaceuticals, Inc.* +                                 14,162      698,045
RTI Biologics, Inc.*                                         57,670      539,215
SonoSite, Inc.*                                              17,615      553,111
The Spectranetics Corp.*                                     91,035      421,492
TranS1, Inc.* +                                              37,181      367,720
United Therapeutics Corp.*                                    6,255      657,838
Wright Medical Group, Inc.*                                  22,965      699,055
--------------------------------------------------------------------------------
                                                                       9,069,971
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 19.7%
Anixter International, Inc.* +                                4,429      263,570
Avnet, Inc.*                                                 10,296      253,590
CACI International, Inc. - Class A*                           1,550       77,655
Digital River, Inc.*                                          7,718      250,063
DivX, Inc.*                                                  33,651      217,722
Euronet Worldwide, Inc.*                                     14,344      239,975
F5 Networks, Inc.*                                           10,298      240,767
Foundry Networks, Inc.*                                      20,055      365,202
j2 Global Communications, Inc.*                              12,751      297,736
Micros Systems, Inc.*                                        11,558      308,136
Microsemi Corp.*                                             17,562      447,481
Nuance Communications, Inc.*                                 18,967      231,208
Parametric Technology Corp.*                                 17,550      322,920
Polycom, Inc.*                                               14,830      343,018
Progress Software Corp.*                                      6,165      160,228
Skyworks Solutions, Inc.* +                                  39,812      332,828
Sybase, Inc.* +                                               8,408      257,453
Tessera Technologies, Inc.*                                  18,164      296,800
Ultra Clean Holdings, Inc.*                                   5,705       28,753
ValueClick, Inc.*                                            18,660      190,892
VistaPrint Ltd.* +                                           10,855      356,478
Website Pros, Inc.*                                          46,021      248,513
Wright Express Corp.*                                        11,414      337,398
--------------------------------------------------------------------------------
                                                                       6,068,386
--------------------------------------------------------------------------------

INDUSTRIALS -- 16.1%
AeroVironment, Inc.*                                         11,906      380,397
Badger Meter, Inc. +                                          8,530      400,484
Ducommun, Inc.                                               12,327      294,369
Energy Conversion Devices, Inc.*                             10,205      594,440
EnPro Industries, Inc.*                                       9,742      362,013
ESCO Technologies, Inc.*                                      8,810      424,378
FTI Consulting, Inc.*                                         7,185      519,044
LaBarge, Inc.*                                               11,465      172,663
Lindsay Corp. +                                               3,825      278,269
Old Dominion Freight Line, Inc.*                              9,090      257,611
Titan Machinery, Inc.* +                                     13,240      275,524
Valmont Industries, Inc.                                      1,985      164,140
Wabtec Corp.                                                  7,118      364,655
Watson Wyatt Worldwide, Inc.                                  3,278      163,015
Woodward Governor Co.                                         8,782      309,741
--------------------------------------------------------------------------------
                                                                       4,960,743
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.9%
Barnes & Noble, Inc. +                                        6,685      174,345
BJ'S Restaurants, Inc.*                                      12,711      151,769
Callaway Golf Co.                                            11,895      167,363
Chipotle Mexican Grill, Inc.* +                               4,071      225,900
Deckers Outdoor Corp.*                                        3,625      377,289
Fuel Systems Solutions, Inc.*                                 6,335      218,241
Iconix Brand Group, Inc.* +                                  13,582      177,653
Jarden Corp.* +                                              13,645      319,975
Life Time Fitness* +                                          7,382      230,835
LKQ Corp.*                                                   17,590      298,502
Men's Wearhouse, Inc. +                                       7,070      150,167
Morningstar, Inc.*                                            5,324      295,322
Panera Bread Co.* +                                           6,315      321,434
PetMed Express, Inc.*                                        20,623      323,781
Polaris Industries, Inc. +                                    4,740      215,623
--------------------------------------------------------------------------------
                                                                       3,648,199
--------------------------------------------------------------------------------

ENERGY -- 8.3%
Atwood Oceanics, Inc.*                                        8,730      317,772
Berry Petroleum Co.                                          10,022      388,152
GMX Resources, Inc.*                                          5,540      264,812
ION Geophysical Corp.*                                       28,830      409,098
Lufkin Industries, Inc.                                       4,775      378,896
McMoRan Exploration Co.* +                                   15,420      364,529
Natural Gas Services Group, Inc.*                            12,611      220,314
PetroQuest Energy, Inc.*                                     13,094      200,993
--------------------------------------------------------------------------------
                                                                       2,544,566
--------------------------------------------------------------------------------

FINANCIALS -- 5.3%
Cash America International, Inc.                              8,225      296,429
EZCORP, Inc. - Class A*                                      24,480      460,224
LaSalle Hotel Properties                                      6,460      150,647
Life Partners Holdings, Inc.                                      1           36
Portfolio Recovery Associates, Inc.* +                       11,060      537,848
Waddell & Reed Financial, Inc. - Class A                      7,420      183,645
--------------------------------------------------------------------------------
                                                                       1,628,829
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.0%
Andersons, Inc. +                                             7,746      272,814
BJ's Wholesale Club, Inc.*                                    8,760      340,413
Chattem, Inc.*                                                1,995      155,969
Flowers Foods, Inc.                                           5,435      159,572
--------------------------------------------------------------------------------
                                                                         928,768
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.8% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

MATERIALS -- 2.3%
Greif, Inc. - Class A                                       6,470  $    424,561
Olin Corp.                                                 14,225       275,965
--------------------------------------------------------------------------------
                                                                        700,526
--------------------------------------------------------------------------------

MISCELLANEOUS -- 1.3%
iShares Russell 2000 Growth
   Index Fund +                                             5,590       395,325
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 0.9%
NTELOS Holdings Corp.                                      10,245       275,488
--------------------------------------------------------------------------------

UTILITIES -- 0.5%
ITC Holdings Corp.                                          2,920       151,168
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                  $ 30,371,969
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 27.0%
BBH Securities Lending Fund **                          7,417,316     7,417,316
Touchstone Institutional
   Money Market Fund^                                     891,083       891,083
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  8,308,399
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 125.8%
(Cost $41,986,046)                                                 $ 38,680,368

LIABILITIES IN EXCESS OF OTHER ASSETS -- (25.8%)                     (7,930,124)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 30,750,244
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2008, was $7,355,295.

** Represents collateral for securities loaned. See accompanying notes to financial statements.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Growth Opportunities Fund - September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS -- 99.6%                                   SHARES       VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 28.6%
Adolor Corp.*                                            110,700  $    381,915
Biogen Idec, Inc.*                                        22,500     1,131,525
Celgene Corp.*                                            25,125     1,589,910
Elan Corp. PLC - SPONS ADR* +                             80,900       863,203
Gen-Probe, Inc.*                                          14,600       774,530
Immucor, Inc.*                                            21,900       699,924
Masimo Corp.* +                                           21,200       788,640
OSI Pharmaceuticals, Inc.* +                              21,900     1,079,451
Santarus, Inc.*                                           61,000       123,830
Shire PLC - ADR                                           15,900       759,225
Thermo Fisher Scientific, Inc.* +                         15,900       874,500
Vertex Pharmaceuticals, Inc.*                             17,900       594,996
Wyeth                                                     18,600       687,084
--------------------------------------------------------------------------------
                                                                    10,348,733
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 28.4%
ACI Worldwide, Inc.*                                      27,200       476,544
Alliance Data Systems Corp.* +                            13,300       842,954
Apple, Inc.*                                               4,000       454,640
Autodesk, Inc.*                                           24,500       821,975
Check Point Software
   Technologies Ltd.*                                     34,500       784,530
EMC Corp.* +                                              56,400       674,544
Google, Inc.*                                              1,750       700,910
Hewlett-Packard Co.                                       18,600       860,064
Microsoft  Corp. +                                        27,200       725,968
NetApp, Inc.* +                                           18,600       339,078
Nuance Communications, Inc.*                              51,700       630,223
Oracle Corp.*                                             43,800       889,578
Polycom, Inc.*                                            20,600       476,478
QUALCOMM, Inc.                                            23,900     1,026,983
SkillSoft PLC - ADR*                                      59,400       621,324
--------------------------------------------------------------------------------
                                                                    10,325,793
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 11.7%
Church & Dwight Co., Inc. +                               17,200     1,067,948
CVS Caremark Corp. +                                      32,500     1,093,950
Wal-Mart Stores, Inc.                                     21,200     1,269,668
Whole Foods Market, Inc. +                                41,100       823,233
--------------------------------------------------------------------------------
                                                                     4,254,799
--------------------------------------------------------------------------------

ENERGY -- 8.4%
Exterran Holdings, Inc.*                                   8,600       274,856
Hess Corp.                                                 6,600       541,728
National-Oilwell Varco, Inc.*                             15,900       798,657
Smith International, Inc.                                 11,900       697,816
Weatherford International Ltd.*                           29,200       734,088
--------------------------------------------------------------------------------
                                                                     3,047,145
--------------------------------------------------------------------------------

INDUSTRIALS -- 8.1%
AMETEK, Inc.                                              17,950       731,822
Geo Group, Inc.*                                          25,200       509,292
IDEX Corp.                                                16,900       524,238
ITT Corp.                                                 12,600       700,686
MSC Industrial Direct Co., Inc. +                         10,600       488,342
--------------------------------------------------------------------------------
                                                                     2,954,380
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 6.3%
Bed Bath & Beyond, Inc.*                                  24,500       769,545
DeVry, Inc.                                               16,600       822,364
Kohl's Corp.*                                             15,300       705,024
--------------------------------------------------------------------------------
                                                                     2,296,933
--------------------------------------------------------------------------------

MATERIALS -- 5.0%
Monsanto Co.                                              11,300     1,118,474
Praxair, Inc.                                              9,900       710,226
--------------------------------------------------------------------------------
                                                                     1,828,700
--------------------------------------------------------------------------------

FINANCIALS -- 3.1%
Charles Schwab Corp. +                                    33,800       878,800
National City Corp. +                                    139,900       244,825
--------------------------------------------------------------------------------
                                                                     1,123,625
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 36,180,108
--------------------------------------------------------------------------------

INVESTMENT FUND -- 25.0%
BBH Securities Lending Fund **                         9,105,852  $  9,105,852
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 124.6%
(Cost $45,293,672)                                                $ 45,285,960

LIABILITIES IN EXCESS OF OTHER ASSETS -- (24.6%)                    (8,933,299)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 36,352,661
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2008, was $9,313,955.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Large Cap Core Equity Fund - September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 97.9%                                   SHARES        VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 20.3%
Amphenol Corp.                                             22,722  $    912,061
Applied Materials                                         122,124     1,847,736
Cisco Systems, Inc.*                                       84,903     1,915,411
Hewlett-Packard Co.                                        34,496     1,595,095
Intel Corp.                                                73,415     1,375,063
Microsoft Corp. +                                          85,957     2,294,191
Oracle Corp.*                                              68,576     1,392,779
QUALCOMM, Inc.                                             40,016     1,719,488
Western Union Co.*                                         31,061       766,275
--------------------------------------------------------------------------------
                                                                     13,818,099
--------------------------------------------------------------------------------

FINANCIALS -- 15.3%
AFLAC, Inc.                                                29,844     1,753,335
Allstate Corp.                                             23,970     1,105,496
American Express Co.                                       37,000     1,310,910
JPMorgan Chase & Co.                                       31,561     1,473,899
Lincoln National Corp.                                     32,317     1,383,491
Wells Fargo & Co. +                                        91,987     3,452,272
--------------------------------------------------------------------------------
                                                                     10,479,403
--------------------------------------------------------------------------------

INDUSTRIALS -- 14.5%
Caterpillar, Inc.                                          21,436     1,277,586
Danaher Corp. +                                            14,538     1,008,937
Emerson Electric Co.                                       22,429       914,879
General Electric Co.                                       40,519     1,033,235
Honeywell International, Inc.                              14,822       615,854
Illinois Tool Works, Inc.                                  31,599     1,404,576
Union Pacific Corp. +                                      20,580     1,464,473
United Technologies Corp.                                  36,054     2,165,402
--------------------------------------------------------------------------------
                                                                      9,884,942
--------------------------------------------------------------------------------

ENERGY -- 12.4%
Chevron Corp.                                              23,231     1,916,093
ConocoPhillips                                             24,835     1,819,164
Ensco International, Inc. +                                14,835       854,941
Marathon Oil Corp.                                         45,552     1,816,158
Transocean, Inc.*                                           7,574       831,928
XTO Energy, Inc.                                           26,976     1,254,924
--------------------------------------------------------------------------------
                                                                      8,493,208
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 11.8%
Altria Group, Inc.                                         34,759       689,619
CVS Caremark Corp.                                         28,472       958,368
Kimberly-Clark Corp.                                       23,957     1,553,372
Kraft Foods, Inc. - Class A                                50,247     1,645,588
Pepsico, Inc.                                              22,519     1,604,929
Philip Morris International, Inc.                          33,839     1,627,656
--------------------------------------------------------------------------------
                                                                      8,079,532
--------------------------------------------------------------------------------

HEALTH CARE -- 9.3%
Cardinal Health, Inc.                                      28,055     1,382,550
Laboratory Corp. of
   America Holdings* +                                     21,407     1,487,787
McKesson Corp.                                             19,793     1,065,061
Novartis AG - ADR                                          19,039     1,006,021
WellPoint, Inc.*                                           30,978     1,448,841
--------------------------------------------------------------------------------
                                                                      6,390,260
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 7.8%
Best Buy Co., Inc.                                         45,735     1,715,063
Honda Motor Co., Ltd.                                      33,082       996,099
McDonald's Corp.                                           12,442       767,671
Target Corp.                                               38,481     1,887,493
--------------------------------------------------------------------------------
                                                                      5,366,326
--------------------------------------------------------------------------------

UTILITIES -- 2.9%
Dominion Resources, Inc.                                   46,628     1,994,746
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.3%
AT&T, Inc.                                                 56,612     1,580,607
--------------------------------------------------------------------------------

MATERIALS -- 1.3%
Praxair, Inc.                                              12,136       870,637
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 66,957,760
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 11.8%
BBH Securities Lending Fund **                          7,283,232     7,283,232
Touchstone Institutional Money Market Fund^               765,437       765,437
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  8,048,669
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 109.7%
(Cost $78,175,662)                                                 $ 75,006,429

LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.7%)                      (6,631,768)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 68,374,661
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2008, was $7,612,685.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Large Cap Growth Fund - September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 93.4%                                SHARES           VALUE
-------------------------------------------------------------------------------

CONSUMER STAPLES -- 19.2%
Campbell Soup Co.                                      545,331  $    21,049,777
Colgate-Palmolive Co.                                  555,585       41,863,330
General Mills, Inc.                                    658,450       45,248,684
Heinz (H.J.) Co.                                       793,700       39,613,567
PepsiCo, Inc.                                          465,070       33,145,539
Wal-Mart Stores, Inc.                                  762,700       45,678,102
-------------------------------------------------------------------------------
                                                                    226,598,999
-------------------------------------------------------------------------------

HEALTH CARE -- 18.2%
Alcon, Inc.                                            162,435       26,234,877
Baxter International, Inc.                             570,465       37,439,618
Express Scripts, Inc.* +                               620,095       45,775,413
Genzyme Corp.*                                         518,400       41,933,376
Gilead Sciences, Inc.*                                 781,305       35,611,882
Intuitive Surgical, Inc.* +                            111,600       26,893,368
-------------------------------------------------------------------------------
                                                                    213,888,534
-------------------------------------------------------------------------------

INDUSTRIALS -- 16.3%
CSX Corp. +                                            788,660       43,037,176
First Solar, Inc.* +                                   117,860       22,264,933
L-3 Communications Holdings, Inc.                      256,700       25,238,744
Lockheed Martin Corp.                                  362,100       39,711,507
SunPower Corp. - Class A* +                            344,735       24,452,054
Union Pacific Corp.                                    522,083       37,151,426
-------------------------------------------------------------------------------
                                                                    191,855,840
-------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 15.0%
Apple, Inc.*                                           229,435       26,077,582
Baidu.com, Inc. - SPON ADR*                             89,335       22,175,627
Mastercard, Inc. +                                     208,365       36,949,366
Oracle Corp.*                                        1,509,180       30,651,446
QUALCOMM, Inc. +                                       801,120       34,424,126
Research In Motion Ltd.* +                             382,000       26,090,600
-------------------------------------------------------------------------------
                                                                    176,368,747
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.5%
Amazon.com, Inc.* +                                    450,150       32,752,914
McDonald's Corp.                                       663,445       40,934,557
Nike, Inc. - Class B                                   575,400       38,494,260
-------------------------------------------------------------------------------
                                                                    112,181,731
-------------------------------------------------------------------------------

FINANCIALS -- 8.0%
AFLAC, Inc.                                            533,290       31,330,788
Leucadia National Corp.*                               706,900       32,121,535
Public Storage                                          62,623        6,200,303
State Street Corp.                                     421,620       23,981,746
-------------------------------------------------------------------------------
                                                                     93,634,372
-------------------------------------------------------------------------------

MATERIALS -- 5.7%
Ecolab, Inc.                                           343,200       16,652,064
Potash Corp. of Saskatchewan, Inc.                     153,785       20,301,158
Praxair, Inc.                                          415,425       29,802,589
-------------------------------------------------------------------------------
                                                                     66,755,811
-------------------------------------------------------------------------------

ENERGY -- 1.5%
Cameron International Corp.* +                         450,135       17,348,203
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $ 1,098,632,237
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 25.0%
BBH Securities Lending Fund **                     232,401,090      232,401,090
Touchstone Institutional Money Market Fund^         61,852,304       61,852,304
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $   294,253,394
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 118.4%
(Cost $1,406,138,002)                                           $ 1,392,885,631

LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.4%)                   (216,287,115)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $ 1,176,598,516
===============================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2008, was $200,601,064.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Large Cap Value Fund - September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
PREFERRED STOCK -- 0.8%                                   SHARES       VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 0.8%
General Motors Corp.                                       12,600  $    112,014
--------------------------------------------------------------------------------

FINANCIALS -- 0.0%
Washington Mutual, Inc.                                     2,500         1,000
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS                                             $    113,014
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.0%
FINANCIALS -- 28.2%
American International Group, Inc. +                       22,100        73,593
Bank of America Corp.                                      22,300       780,500
Citigroup, Inc.                                            55,900     1,146,508
Genworth Financial, Inc.                                   95,247       820,077
Huntington Bancshares, Inc. +                              21,600       172,584
JPMorgan Chase & Co.                                       10,600       495,020
KeyCorp +                                                  41,800       499,092
Wachovia Corp. +                                           47,700       166,950
--------------------------------------------------------------------------------
                                                                      4,154,324
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 23.2%
Centex Corp.                                               57,000       923,400
D.R. Horton, Inc.                                          79,800     1,038,996
General Motors Corp. +                                     33,300       314,685
J.C. Penney Co., Inc.                                      14,900       496,766
Pulte Homes, Inc.                                          45,800       639,826
--------------------------------------------------------------------------------
                                                                      3,413,673
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 17.6%
Alcatel - Lucent - ADR*                                   197,000       756,480
AU Optronics Corp. - ADR +                                 26,632       302,540
BearingPoint, Inc.* +                                     466,900       242,788
Dell, Inc.*                                                38,200       629,536
Motorola, Inc.                                             79,600       568,344
Nortel Networks Corp.* +                                   40,650        91,056
--------------------------------------------------------------------------------
                                                                      2,590,744
--------------------------------------------------------------------------------

INDUSTRIALS -- 5.5%
Navistar International Corp.*                              14,900       807,282
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 5.4%
Sprint Nextel Corp.*                                      129,800       791,780
--------------------------------------------------------------------------------

MISCELLANEOUS -- 4.3%
iShares Dow Jones
   US Home Construction +                                  30,700       551,372
SPDR S&P Homebuilders ETF                                   4,000        78,280
--------------------------------------------------------------------------------
                                                                        629,652
--------------------------------------------------------------------------------

UTILITIES -- 4.1%
Mirant Corp.*                                               1,700        31,093
Reliant Energy, Inc.*                                      77,600       570,360
--------------------------------------------------------------------------------
                                                                        601,453
--------------------------------------------------------------------------------

ENERGY -- 3.6%
Peabody Energy Corp.                                       11,900       535,500
--------------------------------------------------------------------------------

HEALTH CARE -- 3.4%
Sanofi-Aventis - ADR                                       15,300       502,911
--------------------------------------------------------------------------------

MATERIALS -- 1.5%
AbitibiBowater, Inc.* +                                    56,003       216,732
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.2%
Tyson Foods, Inc.                                          14,900       177,906
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 14,421,957
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 22.2%
BBH Securities Lending Fund **                          2,698,547     2,698,547
Touchstone Institutional Money Market Fund^               561,915       561,915
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  3,260,462
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 121.0%
(Cost $30,313,343)                                                 $ 17,795,433

LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.0%)                     (3,084,402)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 14,711,031
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2008, was $2,404,215.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Micro Cap Growth Fund - September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 99.6%                                   SHARES        VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 36.1%
Actuate Corp.*                                            159,600  $    558,600
Avanex Corp.*                                                 980         4,586
BSQUARE Corp.*                                            126,700       453,586
Concur Technologies, Inc.* +                               33,000     1,262,580
CyberSource Corp.* +                                       85,000     1,369,350
DG Fastchannel, Inc.*                                      32,300       708,016
Digital Ally, Inc.*                                         6,600        45,342
Ebix, Inc.* +                                               6,700       629,532
GSI Technology, Inc.*                                      89,200       318,444
iGate Capital Corp.*                                       86,300       748,221
Image Sensing Systems, Inc.*                                1,300        14,365
Integrated Silicon Solution, Inc.*                         42,893        99,083
INX, Inc.*                                                  2,973        20,187
Mastech Holdings, Inc.*                                     5,753        43,725
Mesa Laboratories, Inc.                                    24,900       529,125
NetScout Systems, Inc.*                                    51,000       542,640
PC Connection, Inc.*                                       29,100       194,679
Pericom Semiconductor Corp.*                               57,300       601,650
Photon Dynamics, Inc.*                                     32,784       503,234
TransAct Technologies, Inc.*                               33,100       263,476
Versant Corp.*                                              4,700        90,992
Vocus, Inc.*                                               19,500       662,220
--------------------------------------------------------------------------------
                                                                      9,663,633
--------------------------------------------------------------------------------

HEALTH CARE -- 23.4%
Allion Healthcare, Inc.*                                   84,500       502,775
Almost Family, Inc.*                                       37,500     1,483,125
American Medical Alert Corp.*                              80,100       402,903
ATRION Corp.                                                1,500       154,545
Bio-Imaging Technologies, Inc.*                            21,500       165,980
CryoLife, Inc.*                                            32,200       422,464
Cynosure, Inc. - Class A*                                  29,600       531,024
HMS Holdings Corp.*                                        53,000     1,269,880
Synovis Life Technologies, Inc.*                           50,200       944,764
U.S. Physical Therapy, Inc.*                               23,100       401,016
--------------------------------------------------------------------------------
                                                                      6,278,476
--------------------------------------------------------------------------------

INDUSTRIALS -- 20.6%
Advanced Battery Technologies, Inc.* +                     62,100       200,583
Alamo Group, Inc.                                             700        11,935
AZZ, Inc.*                                                  7,800       322,686
Chase Corp.*                                               14,400       180,000
Ducommun, Inc.                                             13,300       317,604
Furmanite Corp.*                                           82,100       854,661
Graham Corp. +                                             16,400       887,240
Industrial Services of America, Inc. +                      9,800       100,450
Key Technology, Inc.*                                      31,100       737,070
K-Tron International, Inc.* +                               7,000       901,810
L. B. Foster Co.*                                          10,500       319,410
LS Starrett Co. - Class A                                   4,500        82,935
Peerless Manufacturing Co.*                                 5,600        81,144
Standard Parking Corp.*                                    22,800       506,616
--------------------------------------------------------------------------------
                                                                      5,504,144
--------------------------------------------------------------------------------

FINANCIALS -- 7.9%
American Physicians Capital, Inc. +                        30,000     1,269,900
Life Partners Holdings, Inc. +                             23,201       834,540
--------------------------------------------------------------------------------
                                                                      2,104,440
--------------------------------------------------------------------------------

ENERGY -- 4.5%
Clayton Williams Energy, Inc.*                             12,000       846,360
Matrix Service Co.*                                        19,300       368,630
--------------------------------------------------------------------------------
                                                                      1,214,990
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 4.3%
America's Car-Mart, Inc.* +                                12,900       239,811
Learning Tree International, Inc.*                         53,500       666,075
Smith & Wesson Holding Corp.* +                            67,100       250,954
--------------------------------------------------------------------------------
                                                                      1,156,840
--------------------------------------------------------------------------------

MATERIALS -- 2.6%
Innophos Holdings, Inc.                                    17,700       431,526
Quaker Chemical Corp.                                       3,100        88,226
UFP Technologies, Inc.*                                    24,850       169,229
--------------------------------------------------------------------------------
                                                                        688,981
--------------------------------------------------------------------------------

UTILITIES -- 0.2%
Maine & Maritimes Corp.*                                    1,700        56,015
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 26,667,519
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 22.5%
BBH Securities Lending Fund **                          5,721,855     5,721,855
Touchstone Institutional Money Market Fund^               302,146       302,146
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  6,024,001
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 122.1%
(Cost $26,921,670)                                                 $ 32,691,520

LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.1%)                     (5,915,404)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 26,776,116
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2008, was $5,789,946.

**    Represents collateral for securities loaned.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Mid Cap Growth Fund - September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 97.5%                                  SHARES          VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 22.2%
ADC Telecommunications, Inc.* +                           456,500   $  3,857,425
Agilent Technologies, Inc.*                               198,200      5,878,612
Alliance Data Systems Corp.* +                            186,100     11,795,018
Analog Devices, Inc.                                      299,700      7,897,095
Autodesk, Inc.*                                           352,500     11,826,375
Avnet, Inc.*                                              230,800      5,684,604
BMC Software, Inc.*                                       386,800     11,074,084
Broadcom Corp. - Class A* +                               414,100      7,714,683
Cognizant Technology Solutions Corp.*                     455,400     10,396,782
LSI Logic Corp.* +                                        350,796      1,880,267
Marvell Technology Group Ltd.*                            416,200      3,870,660
Maxim Integrated Products, Inc.                           613,900     11,111,590
MEMC Electronic Materials, Inc.*                          323,150      9,132,219
Mettler-Toledo International, Inc.*                       200,700     19,668,600
NetApp, Inc.* +                                           538,600      9,818,678
NICE Systems Ltd. - SPONS ADR*                            528,800     14,404,512
PMC-Sierra, Inc.* +                                       871,500      6,466,530
Quest Software, Inc.*                                     626,700      7,952,823
Red Hat, Inc.* +                                          153,300      2,310,231
SAIC, Inc.*                                               558,200     11,292,386
TeleTech Holdings, Inc.*                                  386,800      4,811,792
Verigy Ltd.*                                              316,151      5,146,938
VistaPrint Ltd.* +                                        406,400     13,346,176
Zebra Technologies Corp.* +                               266,515      7,422,443
--------------------------------------------------------------------------------
                                                                     204,760,523
--------------------------------------------------------------------------------

HEALTH CARE -- 19.6%
Beckman Coulter, Inc. +                                    93,900      6,665,961
Celgene Corp.*                                            325,600     20,603,967
Cerner Corp.* +                                            95,900      4,280,976
DaVita, Inc.*                                             255,350     14,557,504
Dentsply International, Inc.                              313,400     11,765,036
Edwards Lifesciences Corp.* +                             202,550     11,699,288
Elan Corp. PLC - SPONS ADR* +                           1,026,400     10,951,688
HEALTHSOUTH Corp.* +                                      368,460      6,790,718
Hospira, Inc.*                                            134,340      5,131,788
IDEXX Laboratories, Inc.* +                               183,650     10,064,020
Invitrogen Corp.* +                                       233,300      8,818,740
Pediatrix Medical Group, Inc.*                            197,795     10,665,106
QIAGEN N.V.*                                              419,900      8,284,627
Shire Pharmaceuticals Group PLC - ADR +                   347,600     16,597,900
Thermo Fisher Scientific, Inc.* +                         167,450      9,209,750
Varian, Inc.* +                                           139,395      5,980,046
VCA Antech, Inc.* +                                       160,500      4,729,935
Vertex Pharmaceuticals, Inc.*                             435,800     14,485,992
--------------------------------------------------------------------------------
                                                                     181,283,042
--------------------------------------------------------------------------------

INDUSTRIALS -- 13.9%
Alliant Techsystems, Inc.*                                 86,635      8,138,492
AMETEK, Inc.                                              190,950      7,785,032
Corrections Corp. of America*                             509,200     12,653,619
Dover Corp.                                               194,790      7,898,735
Hexcel Corp.*                                             449,195      6,149,480
IDEX Corp.                                                276,600      8,580,132
ITT Corp.                                                 210,500     11,705,905
Joy Global, Inc.                                          119,090      5,375,723
Kirby Corp.* +                                            264,400     10,031,336
MSC Industrial Direct Co., Inc. +                         347,600     16,013,931
Rockwell Collins                                          160,345      7,710,991
SPX Corp.                                                  91,440      7,040,880
Teleflex, Inc.                                            169,087     10,735,334
Textron, Inc.                                             303,600      8,889,408
--------------------------------------------------------------------------------
                                                                     128,708,998
--------------------------------------------------------------------------------

FINANCIALS -- 12.9%
Annaly Capital Management, Inc. +                         754,000     10,141,300
Arch Capital Group, Ltd.*                                 127,900      9,340,537
Assurant, Inc.                                            165,280      9,090,400
Colonial Bancgroup, Inc. +                                 75,629        594,444
Federated Investors, Inc. - Class B +                     214,700      6,189,801
Fifth Third Bancorp. +                                    706,725      8,410,028
First Horizon National Corp. +                            283,291      2,691,260
Hudson City Bancorp, Inc. +                               317,455      5,857,045
Invesco Ltd.                                              199,535      4,186,244
Knight Capital Group, Inc.* +                             498,555      7,408,527
Marshall & Ilsley Corp. +                                 254,600      5,130,190
Moody's Corp. +                                           216,100      7,347,400
New York Community Bancorp, Inc. +                        453,842      7,620,007
People's United Financial, Inc. +                         644,354     12,403,814
SVB Financial Group* +                                    200,700     11,624,544
Willis Group Holdings Ltd. +                              330,189     10,651,897
--------------------------------------------------------------------------------
                                                                     118,687,438
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.3%
Bed Bath & Beyond, Inc.* +                                377,000     11,841,570
Burger King Holdings, Inc.                                141,307      3,470,500
D.R. Horton, Inc.                                         465,200      6,056,904
DeVry, Inc.                                               244,800     12,127,391
Gap, Inc. +                                               222,900      3,963,162
Lennar Corp. +                                            250,200      3,800,538
Limited Brands, Inc.                                      607,100     10,514,972
Macy's, Inc. +                                            398,774      7,169,957
Newell Rubbermaid, Inc.                                   607,100     10,478,546
Regis Corp.                                               294,424      8,096,660
Snap-On, Inc.                                             149,780      7,887,415
The TJX Cos., Inc.                                        187,000      5,707,240
Toll Brothers, Inc.* +                                    165,900      4,185,657
WABCO Holdings, Inc.                                      244,130      8,676,380
--------------------------------------------------------------------------------
                                                                     103,976,892
--------------------------------------------------------------------------------

ENERGY -- 10.7%
BJ Services Co.                                           426,000      8,149,380
Cameron International Corp.* +                            159,100      6,131,714
CONSOL Energy, Inc.                                       341,500     15,671,435
Hess Corp. +                                              191,000     15,677,280
Murphy Oil Corp.                                          110,520      7,088,753
Nabors Industries, Ltd.*                                  357,400      8,906,408

--------------------------------------------------------------------------------
Mid Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 97.5% (CONTINUED)                  SHARES           VALUE
--------------------------------------------------------------------------------

ENERGY -- 10.7% (CONTINUED)
National-Oilwell Varco, Inc.*                         214,130   $    10,755,750
Range Resources Corp.                                 186,100         7,978,107
Smith International, Inc.                             205,600        12,056,384
Weatherford International Ltd.*                       241,200         6,063,768
--------------------------------------------------------------------------------
                                                                     98,478,979
--------------------------------------------------------------------------------

MATERIALS -- 4.6%
Commercial Metals Co.                                 316,900         5,352,441
Crown Holdings, Inc.*                                 455,350        10,113,324
Cytec Industries, Inc.                                165,315         6,432,407
International Flavors &
   Fragrances, Inc.                                   211,600         8,349,736
Pactiv Corp.*                                         480,400        11,928,331
--------------------------------------------------------------------------------
                                                                     42,176,239
--------------------------------------------------------------------------------

UTILITIES -- 1.4%
Equitable Resources, Inc.                             220,300         8,082,807
Wisconsin Energy Corp.                                109,700         4,925,530
--------------------------------------------------------------------------------
                                                                     13,008,337
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.9%
Tyson Foods, Inc. - Class A +                         714,790         8,534,593
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $   899,615,041
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 27.4%
BBH Securities Lending Fund **                    214,302,210       214,302,210
Touchstone Institutional Money Market Fund^        39,021,344        39,021,344
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $   253,323,554
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 124.9%
(Cost $1,183,675,811)                                           $ 1,152,938,595

LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (24.9%)                                                (229,997,240)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $   922,941,355
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2008, was $219,673,700.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's Website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2008" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

                                                                                                      EXPENSES
                                                                                                        PAID
                                                       NET EXPENSE    BEGINNING        ENDING        DURING THE
                                                          RATIO        ACCOUNT         ACCOUNT       SIX MONTHS
                                                       ANNUALIZED       VALUE           VALUE           ENDED
                                                      SEPTEMBER 30,    APRIL 1,      SEPTEMBER 30,  SEPTEMBER 30,
                                                          2008          2008            2008            2008*
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP GROWTH FUND
   Class A       Actual                                    1.40%  $     1,000.00  $       950.00  $         6.85
   Class A       Hypothetical                              1.40%  $     1,000.00  $     1,018.05  $         7.09

   Class C       Actual                                    2.15%  $     1,000.00  $       947.70  $        10.50
   Class C       Hypothetical                              2.15%  $     1,000.00  $     1,014.28  $        10.86

   Class Y       Actual                                    1.15%  $     1,000.00  $       950.20  $         5.63
   Class Y       Hypothetical                              1.15%  $     1,000.00  $     1,019.30  $         5.83

GROWTH OPPORTUNITIES FUND
   Class A       Actual                                    1.55%  $     1,000.00  $       888.40  $         7.32
   Class A       Hypothetical                              1.55%  $     1,000.00  $     1,017.31  $         7.82

   Class B       Actual                                    2.30%  $     1,000.00  $       892.00  $        10.89
   Class B       Hypothetical                              2.30%  $     1,000.00  $     1,013.55  $        11.59

   Class C       Actual                                    2.30%  $     1,000.00  $       890.80  $        10.89
   Class C       Hypothetical                              2.30%  $     1,000.00  $     1,013.55  $        11.60

LARGE CAP CORE EQUITY FUND
   Class A       Actual                                    1.15%  $     1,000.00  $       935.30  $         5.58
   Class A       Hypothetical                              1.15%  $     1,000.00  $     1,019.30  $         5.82

   Class C       Actual                                    1.90%  $     1,000.00  $       932.00  $         9.20
   Class C       Hypothetical                              1.90%  $     1,000.00  $     1,015.54  $         9.60

LARGE CAP GROWTH FUND
   Class A       Actual                                    1.24%  $     1,000.00  $       858.50  $         5.80
   Class A       Hypothetical                              1.24%  $     1,000.00  $     1,018.83  $         6.30

   Class B       Actual                                    1.99%  $     1,000.00  $       858.50  $         9.29
   Class B       Hypothetical                              1.99%  $     1,000.00  $     1,015.07  $        10.07

   Class C       Actual                                    1.99%  $     1,000.00  $       858.00  $         9.28
   Class C       Hypothetical                              1.99%  $     1,000.00  $     1,015.08  $        10.07

   Class Y       Actual                                    0.95%  $     1,000.00  $       858.80  $         4.43
   Class Y       Hypothetical                              0.95%  $     1,000.00  $     1,020.30  $         4.82

LARGE CAP VALUE FUND
   Class A       Actual                                    1.35%  $     1,000.00  $       528.90  $         5.18
   Class A       Hypothetical                              1.35%  $     1,000.00  $     1,018.29  $         6.84

   Class C       Actual                                    2.10%  $     1,000.00  $       525.10  $         8.04
   Class C       Hypothetical                              2.10%  $     1,000.00  $     1,014.53  $        10.62

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

                                                                                            EXPENSES
                                                                                              PAID
                                        NET EXPENSE       BEGINNING          ENDING        DURING THE
                                           RATIO           ACCOUNT           ACCOUNT       SIX MONTHS
                                        ANNUALIZED          VALUE             VALUE           ENDED
                                       SEPTEMBER 30,       APRIL 1,        SEPTEMBER 30,   SEPTEMBER 30,
                                           2008             2008              2008            2008*
--------------------------------------------------------------------------------------------------------
MICRO CAP GROWTH FUND
   Class A       Actual                         1.58%  $      1,000.00  $        964.80  $          7.78
   Class A       Hypothetical                   1.58%  $      1,000.00  $      1,017.15  $          7.99

   Class C       Actual                         2.33%  $      1,000.00  $        961.80  $         11.46
   Class C       Hypothetical                   2.33%  $      1,000.00  $      1,013.39  $         11.76

   Class Y       Actual                         1.33%  $      1,000.00  $        966.40  $          6.56
   Class Y       Hypothetical                   1.33%  $      1,000.00  $      1,018.39  $          6.74

MID CAP GROWTH FUND
   Class A       Actual                         1.46%  $      1,000.00  $        903.10  $          6.98
   Class A       Hypothetical                   1.46%  $      1,000.00  $      1,017.73  $          7.40

   Class B       Actual                         2.25%  $      1,000.00  $        899.60  $         10.71
   Class B       Hypothetical                   2.25%  $      1,000.00  $      1,013.79  $         11.35

   Class C       Actual                         2.24%  $      1,000.00  $        899.70  $         10.65
   Class C       Hypothetical                   2.24%  $      1,000.00  $      1,013.86  $         11.29

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or366]] (to reflect the one-half year period).

                      This page intentionally left blank.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

TOUCHSTONE INVESTMENTS

DISTRIBUTOR

Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR

Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT

JPMorgan Chase Bank, N.A.
P.O. Box 5354 Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE

800.543.0407

* A Member of Western & Southern Financial Group(R)

--------------------------------------------------------------------------------
[LOGO] TOUCHSTONE (R)
       INVESTMENTS

       303 Broadway, Suite 1100
       Cincinnati, OH  45202-4203

                                                             TSF-54-TST-SAR-0810

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b) Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust
             --------------------------

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  December 7, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  December 7, 2008

/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  December 3, 2008